                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-08741
                                                -------------------------------

                                Merrimac Series
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           200 Clarendon Street, P.O. Box 9130, Boston MA             02116
-------------------------------------------------------------------------------
              (Address of principal executive offices)             (Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Series
Mail Code LEG 13  200 Clarendon Street, Boston, MA                    02116
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:         (888) 637-7622
                                                            -------------------

Date of fiscal year end:    12/31/2006
                            -------------------

Date of reporting period:   6/30/2006
                            -------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     The semi-annual report for the period January 1, 2006 through June 30, 2006 is filed herewith.

                                    [logo]

                                MERRIMAC SERIES

                               Semiannual Report
                                 June 30, 2006

[LOGO]

August 14, 2006

Dear Shareholder:

We are pleased to provide you with the Semiannual Report of the Merrimac Series as of June 30, 2006. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

After making quarter point increases to short term interest rates in seventeen consecutive Federal Open Market Committee meetings, the Committee paused this month. It indicated that further actions "will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information." Predictions by economists and analysts for the near term future are mixed, with some projecting additional increases and others seeing downward adjustments. Upcoming November elections only complicate the picture. We are confident that our sub-advisers will monitor the information flow and make investment decisions to best serve the interests of our investors.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you. Current information on the performance of the Merrimac Series funds is available at our web site, www.merrimacmutualfunds.com

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

                                MERRIMAC SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                   CASH                   PRIME                TREASURY             TREASURY PLUS
                                  SERIES                 SERIES                 SERIES                 SERIES
                           ---------------------  ---------------------  ---------------------  ---------------------
ASSETS
    Investment in
      corresponding
      Portfolio at value
      (Note 1)             $      1,245,001,862   $        202,582,514   $        297,522,923   $        233,559,498
    Prepaid expenses                     31,872                 12,747                  9,213                  7,525
                           --------------------   --------------------   --------------------   --------------------
        Total assets              1,245,033,734            202,595,261            297,532,136            233,567,023
                           --------------------   --------------------   --------------------   --------------------
LIABILITIES
    Distributions payable
      to shareholders                 4,419,931                811,668                966,230                768,254
    Accrued expenses                    583,081                 90,596                228,737                194,258
                           --------------------   --------------------   --------------------   --------------------
        Total liabilities             5,003,012                902,264              1,194,967                962,512
                           --------------------   --------------------   --------------------   --------------------
NET ASSETS                 $      1,240,030,722   $        201,692,997   $        296,337,169   $        232,604,511
                           ====================   ====================   ====================   ====================
NET ASSETS CONSIST OF:
    Paid in capital        $      1,240,751,042   $        201,713,862   $        296,307,615   $        232,604,577
    Accumulated net
      realized loss on
      investments                      (834,124)               (22,837)                (2,341)                   (66)
    Accumulated net
      investment income                 113,804                  1,972                 31,895                     --
                           --------------------   --------------------   --------------------   --------------------
        Total net assets   $      1,240,030,722   $        201,692,997   $        296,337,169   $        232,604,511
                           ====================   ====================   ====================   ====================
TOTAL NET ASSETS
    Premium Class          $        490,517,358   $        201,672,711   $         25,838,069   $         13,452,452
                           ====================   ====================   ====================   ====================
    Reserve Class          $        130,119,920   $              5,072   $              5,390   $              5,411
                           ====================   ====================   ====================   ====================
    Institutional Class    $         17,677,436   $              5,072   $          1,985,949   $             90,967
                           ====================   ====================   ====================   ====================
    Nottingham Class       $          2,905,851   $              5,074   $              5,378   $              5,399
                           ====================   ====================   ====================   ====================
    Investment Class       $        598,810,157   $              5,068   $        268,502,383   $        219,050,282
                           ====================   ====================   ====================   ====================
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
  (NOTE 6)
    Premium Class                   490,800,827            201,693,572             25,835,219             13,452,456
                           ====================   ====================   ====================   ====================
    Reserve Class                   130,195,116                  5,073                  5,389                  5,411
                           ====================   ====================   ====================   ====================
    Institutional Class              17,687,652                  5,073              1,985,730                 90,967
                           ====================   ====================   ====================   ====================
    Nottingham Class                  2,907,530                  5,075                  5,377                  5,399
                           ====================   ====================   ====================   ====================
    Investment Class                599,156,208                  5,069            268,472,762            219,050,344
                           ====================   ====================   ====================   ====================

NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION
  PRICE PER SHARE FOR
  EACH CLASS               $               1.00   $               1.00   $               1.00   $               1.00
                           ====================   ====================   ====================   ====================

                              U.S. GOVERNMENT           MUNICIPAL
                                  SERIES                 SERIES
                           ---------------------  ---------------------
ASSETS
    Investment in
      corresponding
      Portfolio at value
      (Note 1)             $      1,017,484,491   $        317,932,547
    Prepaid expenses                     19,725                  6,044
                           --------------------   --------------------
        Total assets              1,017,504,216            317,938,591
                           --------------------   --------------------
LIABILITIES
    Distributions payable
      to shareholders                 4,151,003                810,120
    Accrued expenses                    795,948                294,977
                           --------------------   --------------------
        Total liabilities             4,946,951              1,105,097
                           --------------------   --------------------
NET ASSETS                 $      1,012,557,265   $        316,833,494
                           ====================   ====================
NET ASSETS CONSIST OF:
    Paid in capital        $      1,012,950,561   $        316,833,494
    Accumulated net
      realized loss on
      investments                      (393,316)                    --
    Accumulated net
      investment income                      20                     --
                           --------------------   --------------------
        Total net assets   $      1,012,557,265   $        316,833,494
                           ====================   ====================
TOTAL NET ASSETS
    Premium Class          $        288,957,988   $              5,405
                           ====================   ====================
    Reserve Class          $         38,103,578   $              5,304
                           ====================   ====================
    Institutional Class    $         39,993,659   $              5,336
                           ====================   ====================
    Nottingham Class       $              5,431   $              5,294
                           ====================   ====================
    Investment Class       $        645,496,609   $        316,812,155
                           ====================   ====================
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
  (NOTE 6)
    Premium Class                   289,069,336                  5,405
                           ====================   ====================
    Reserve Class                    38,118,261                  5,304
                           ====================   ====================
    Institutional Class              40,009,070                  5,336
                           ====================   ====================
    Nottingham Class                      5,433                  5,294
                           ====================   ====================
    Investment Class                645,745,345            316,812,155
                           ====================   ====================
NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION
  PRICE PER SHARE FOR
  EACH CLASS               $               1.00   $               1.00
                           ====================   ====================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                               SERIES          SERIES          SERIES          SERIES          SERIES           SERIES
                           --------------  --------------  --------------  --------------  ---------------  --------------
NET INVESTMENT INCOME
  ALLOCATED FROM
  PORTFOLIO (NOTE 1)
    Interest and
      dividends            $  25,620,364   $   4,738,621   $   5,881,035   $   4,674,654   $  28,699,116    $   4,526,930
    Expenses                  (1,012,302)       (213,983)       (265,950)       (204,271)     (1,174,420)        (280,040)
                           -------------   -------------   -------------   -------------   -------------    -------------
        Net investment
          income from
          Portfolio           24,608,062       4,524,638       5,615,085       4,470,383      27,524,696        4,246,890
                           -------------   -------------   -------------   -------------   -------------    -------------
FUND EXPENSES
    Accounting, transfer
      agency, and
      administration fees
      (Note 4)                    54,074           9,982          13,269          10,012          61,638           13,978
    Audit                         12,406           2,414           6,909           2,580           8,132            4,521
    Legal                          4,854             332           1,183             342           3,177              702
    Printing                       3,020             379             534             406           1,415              704
    Registration                  16,396           1,527          10,681           4,812           5,937            5,280
    Insurance                     13,152           2,449           2,533             709           5,879            1,682
    Trustees fees and
      expenses                    20,776           1,421           5,063           1,462          13,599            3,003
    Public ratings fee                --           3,790           4,273           1,624              --               --
    Compliance fees and
      expenses                     8,837             626           2,170             656           5,748            1,294
    Miscellaneous                 10,772           1,137           3,203           1,218           4,244            1,408
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total expenses
          common to all
          classes                144,287          24,057          49,818          23,821         109,769           32,572
    Shareholder servicing
      fee-Institutional
      Class                       15,554               5           1,547             129          66,715                7
    Shareholder servicing
      fee-Investment
      Class                      759,253               5         298,359         231,676         888,110          349,423
    Distribution
      fees-Reserve Class          46,943               2               2               2          16,900                2
    Distribution
      fees-Investment
      Class                      303,701               2         119,344          92,670         355,244          139,769
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total expenses         1,269,738          24,071         469,070         348,298       1,436,738          521,773
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INVESTMENT INCOME         23,338,324       4,500,567       5,146,015       4,122,085      26,087,958        3,725,117

NET REALIZED GAIN (LOSS)
  ON INVESTMENTS
  ALLOCATED FROM
  PORTFOLIO                      (30,546)          8,519           1,387              --         (38,719)              --
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $  23,307,778   $   4,509,086   $   5,147,402   $   4,122,085   $  26,049,239    $   3,725,117
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        CASH SERIES                            PRIME SERIES                 TREASURY SERIES
                           -------------------------------------   -------------------------------------   -----------------
                              SIX MONTHS                              SIX MONTHS                              SIX MONTHS
                                 ENDED                                   ENDED                                   ENDED
                             JUNE 30, 2006        YEAR ENDED         JUNE 30, 2006        YEAR ENDED         JUNE 30, 2006
                              (UNAUDITED)      DECEMBER 31, 2005      (UNAUDITED)      DECEMBER 31, 2005      (UNAUDITED)
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     23,338,324    $     34,620,451    $      4,500,567    $      6,171,555    $      5,146,015
    Net realized gain
     (loss) allocated
     from Portfolio                 (30,546)            (46,329)              8,519             (17,873)              1,387
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
        net assets from
        operations               23,307,778          34,574,122           4,509,086           6,153,682           5,147,402
                           ----------------    ----------------    ----------------    ----------------    ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                (8,047,850)        (14,131,082)         (4,500,129)         (6,170,993)           (535,103)
    Reserve Class                (2,085,345)         (1,660,770)               (111)               (144)               (110)
    Institutional Class            (268,320)           (521,902)               (108)               (137)            (24,447)
    Nottingham Class               (255,027)         (1,342,819)               (113)               (148)               (111)
    Investment Class            (12,681,782)        (16,963,878)               (106)               (133)         (4,586,244)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Total dividends
        declared                (23,338,324)        (34,620,451)         (4,500,567)         (6,171,555)         (5,146,015)
                           ----------------    ----------------    ----------------    ----------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
    Proceeds from shares
     sold                     4,856,033,730       9,926,468,464              25,679          74,195,299         300,327,218
    Proceeds from
     dividends reinvested         4,929,933           8,239,149           2,197,988           3,324,766               3,515
    Payment for shares
     redeemed                (4,912,231,319)    (10,014,850,583)         (1,615,677)       (274,494,417)       (241,478,031)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions            (51,267,656)        (80,142,970)            607,990        (196,974,352)         58,852,702
                           ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS                 (51,298,202)        (80,189,299)            616,509        (196,992,225)         58,854,089
NET ASSETS
    Beginning of period       1,291,328,924       1,371,518,223         201,076,488         398,068,713         237,483,080
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $  1,240,030,722    $  1,291,328,924    $    201,692,997    $    201,076,488    $    296,337,169
                           ================    ================    ================    ================    ================
Accumulated undistributed
  net investment income
  included in net assets   $        113,804    $        113,804    $          1,972    $          1,972    $         31,895
                           ================    ================    ================    ================    ================

                            TREASURY SERIES
                           -----------------

                              YEAR ENDED
                           DECEMBER 31, 2005
                           -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      6,502,227
    Net realized gain
     (loss) allocated
     from Portfolio                  (2,993)
                           ----------------
        Net increase in
        net assets from
        operations                6,499,234
                           ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                (1,099,668)
    Reserve Class                      (141)
    Institutional Class             (24,640)
    Nottingham Class                   (145)
    Investment Class             (5,377,633)
                           ----------------
        Total dividends
        declared                 (6,502,227)
                           ----------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
    Proceeds from shares
     sold                       456,024,638
    Proceeds from
     dividends reinvested               939
    Payment for shares
     redeemed                  (529,552,311)
                           ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions            (73,526,734)
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (73,529,727)
NET ASSETS
    Beginning of period         311,012,807
                           ----------------
    End of period          $    237,483,080
                           ================
Accumulated undistributed
  net investment income
  included in net assets   $         31,895
                           ================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   TREASURY PLUS SERIES                   U.S. GOVERNMENT SERIES           MUNICIPAL SERIES
                           -------------------------------------   -------------------------------------   -----------------
                              SIX MONTHS                              SIX MONTHS                              SIX MONTHS
                                 ENDED                                   ENDED                                   ENDED
                             JUNE 30, 2006        YEAR ENDED         JUNE 30, 2006        YEAR ENDED         JUNE 30, 2006
                              (UNAUDITED)      DECEMBER 31, 2005      (UNAUDITED)      DECEMBER 31, 2005      (UNAUDITED)
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      4,122,085    $      5,578,149    $     26,087,958    $     35,173,834    $      3,725,117
    Net realized loss
     allocated from
     Portfolio                           --                  --             (38,719)            (13,281)                 --
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
        net assets from
        operations                4,122,085           5,578,149          26,049,239          35,160,553           3,725,117
                           ----------------    ----------------    ----------------    ----------------    ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                  (327,312)           (657,695)         (9,652,063)        (16,720,385)                (81)
    Reserve Class                      (116)               (151)           (739,012)           (893,009)                (77)
    Institutional Class              (2,220)             (5,359)         (1,109,580)           (213,669)                (72)
    Nottingham Class                   (117)               (155)               (119)            (17,221)                (79)
    Investment Class             (3,792,320)         (4,914,789)        (14,587,184)        (17,329,550)         (3,724,808)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Total dividends
        declared                 (4,122,085)         (5,578,149)        (26,087,958)        (35,173,834)         (3,725,117)
                           ----------------    ----------------    ----------------    ----------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
    Proceeds from shares
     sold                       638,119,432       1,261,335,641       2,783,840,500       5,521,786,607         461,833,124
    Proceeds from
     dividends reinvested            30,221              77,823           1,527,672           1,342,553                 296
    Payment for shares
     redeemed                  (579,341,033)     (1,339,118,338)     (3,084,104,814)     (5,275,207,696)       (403,439,218)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions             58,808,620         (77,704,874)       (298,736,642)        247,921,464          58,394,202
                           ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS                  58,808,620         (77,704,874)       (298,775,361)        247,908,183          58,394,202
NET ASSETS
    Beginning of period         173,795,891         251,500,765       1,311,332,626       1,063,424,443         258,439,292
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $    232,604,511    $    173,795,891    $  1,012,557,265    $  1,311,332,626    $    316,833,494
                           ================    ================    ================    ================    ================
Accumulated undistributed
  net investment income
  included in net assets   $             --    $             --    $             20    $             20    $             --
                           ================    ================    ================    ================    ================

                           MUNICIPAL SERIES
                           -----------------

                              YEAR ENDED
                           DECEMBER 31, 2005
                           -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      4,615,375
    Net realized loss
     allocated from
     Portfolio                           --
                           ----------------
        Net increase in
        net assets from
        operations                4,615,375
                           ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                    (1,012)
    Reserve Class                      (108)
    Institutional Class                 (98)
    Nottingham Class                   (111)
    Investment Class             (4,614,046)
                           ----------------
        Total dividends
        declared                 (4,615,375)
                           ----------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
    Proceeds from shares
     sold                       620,764,449
    Proceeds from
     dividends reinvested               402
    Payment for shares
     redeemed                  (679,369,797)
                           ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions            (58,604,946)
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (58,604,946)
NET ASSETS
    Beginning of period         317,044,238
                           ----------------
    End of period          $    258,439,292
                           ================
Accumulated undistributed
  net investment income
  included in net assets   $             --
                           ================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                    NET ASSET              DISTRIBUTIONS  NET ASSET
PERIODS ENDED JUNE 30, 2006           VALUE       NET        FROM NET       VALUE
(UNAUDITED) AND DECEMBER 31, 2005,  BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL
2004, 2003, 2002, AND 2001           OF YEAR     INCOME       INCOME       OF YEAR   RETURN(A)
--------------------------          ---------  ----------  -------------  ---------  ---------
CASH SERIES
    PREMIUM CLASS
        2006                         $1.000     $ 0.022       $(0.022)     $1.000       2.26%
        2005                          1.000       0.030        (0.030)      1.000       3.04%
        2004                          1.000       0.012        (0.012)      1.000       1.24%
        2003                          1.000       0.011        (0.011)      1.000       1.13%
        2002                          1.000       0.019        (0.019)      1.000       1.88%
        2001                          1.000       0.042        (0.042)      1.000       4.31%
    RESERVE CLASS(2)
        2006                          1.000       0.022        (0.022)      1.000       2.22%
        2005                          1.000       0.029        (0.029)      1.000       2.94%
        2004                          1.000       0.011        (0.011)      1.000       1.14%
        2003                          1.000       0.010        (0.010)      1.000       1.04%
        2002                          1.000       0.018        (0.018)      1.000       1.77%
        2001                          1.000       0.001        (0.001)      1.000       0.08%
    INSTITUTIONAL CLASS
        2006                          1.000       0.021        (0.021)      1.000       2.14%
        2005                          1.000       0.027        (0.027)      1.000       2.79%
        2004                          1.000       0.010        (0.010)      1.000       0.99%
        2003                          1.000       0.009        (0.009)      1.000       0.88%
        2002                          1.000       0.016        (0.016)      1.000       1.62%
        2001                          1.000       0.040        (0.040)      1.000       4.05%
    NOTTINGHAM CLASS(2)
        2006                          1.000       0.022        (0.022)      1.000       2.27%
        2005                          1.000       0.030        (0.030)      1.000       3.04%
        2004                          1.000       0.011        (0.011)      1.000       1.08%
        2003                          1.000       0.009        (0.009)      1.000       0.89%
        2002                          1.000       0.016        (0.016)      1.000       1.62%
        2001                          1.000       0.001        (0.001)      1.000       0.08%
    INVESTMENT CLASS
        2006                          1.000       0.021        (0.021)      1.000       2.09%
        2005                          1.000       0.026        (0.026)      1.000       2.68%
        2004                          1.000       0.009        (0.009)      1.000       0.89%
        2003                          1.000       0.008        (0.008)      1.000       0.78%
        2002                          1.000       0.015        (0.015)      1.000       1.52%
        2001                          1.000       0.039        (0.039)      1.000       3.94%
PRIME SERIES
    PREMIUM CLASS(3)
        2006                          1.000       0.022        (0.022)      1.000       2.26%
        2005                          1.000       0.029        (0.029)      1.000       2.98%
        2004                          1.000       0.012        (0.012)      1.000       1.22%
        2003                          1.000       0.004        (0.004)      1.000       0.41%
    RESERVE CLASS(3)
        2006                          1.000       0.022        (0.022)      1.000       2.21%
        2005                          1.000       0.028        (0.028)      1.000       2.88%
        2004                          1.000       0.011        (0.011)      1.000       1.12%
        2003                          1.000       0.004        (0.004)      1.000       0.36%
    INSTITUTIONAL CLASS(3)
        2006                          1.000       0.021        (0.021)      1.000       2.13%
        2005                          1.000       0.027        (0.027)      1.000       2.73%
        2004                          1.000       0.010        (0.010)      1.000       0.97%
        2003                          1.000       0.003        (0.003)      1.000       0.28%
    NOTTINGHAM CLASS(3)
        2006                          1.000       0.022        (0.022)      1.000       2.26%
        2005                          1.000       0.029        (0.029)      1.000       2.98%
        2004                          1.000       0.011        (0.011)      1.000       1.06%
        2003                          1.000       0.003        (0.003)      1.000       0.28%
    INVESTMENT CLASS(3)
        2006                          1.000       0.021        (0.021)      1.000       2.08%
        2005                          1.000       0.026        (0.026)      1.000       2.63%
        2004                          1.000       0.009        (0.009)      1.000       0.87%
        2003                          1.000       0.002        (0.002)      1.000       0.23%

                                      ANNUALIZED RATIOS TO AVERAGE NET
                                          ASSETS/SUPPLEMENTAL DATA
                                    -------------------------------------
                                                            NET ASSETS
PERIODS ENDED JUNE 30, 2006                      NET          END OF
(UNAUDITED) AND DECEMBER 31, 2005,            INVESTMENT      PERIOD
2004, 2003, 2002, AND 2001          EXPENSES    INCOME    (000S OMITTED)
--------------------------          --------  ----------  ---------------
CASH SERIES
    PREMIUM CLASS
        2006                          0.21%      4.53%     $     490,506
        2005                          0.16%(B)   2.90%(B)        395,440
        2004                          0.19%(B)   1.12%(B)        701,616
        2003                          0.19%      1.16%         2,421,804
        2002                          0.19%      1.86%         3,531,473
        2001                          0.21%      3.55%         3,206,216
    RESERVE CLASS(2)
        2006                          0.31%      4.44%           130,148
        2005                          0.27%(B)   3.07%(B)        144,234
        2004                          0.26%(B)   1.16%(B)         49,087
        2003                          0.29%      0.90%            39,336
        2002                          0.29%      1.76%                 5
        2001                          0.31%      2.16%                 5
    INSTITUTIONAL CLASS
        2006                          0.47%      4.33%            17,679
        2005                          0.41%(B)   2.68%(B)          8,913
        2004                          0.42%(B)   0.97%(B)         12,718
        2003                          0.44%      0.90%            18,046
        2002                          0.44%      1.68%            17,062
        2001                          0.46%      3.91%           308,827
    NOTTINGHAM CLASS(2)
        2006                          0.21%      4.39%             2,906
        2005                          0.16%(B)   2.98%(B)         15,045
        2004                          0.04%(B)   1.75%(B)          2,429
        2003                          0.44%      0.88%                 5
        2002                          0.44%      1.60%                 5
        2001                          0.46%      2.01%                 5
    INVESTMENT CLASS
        2006                          0.56%      4.17%           598,792
        2005                          0.52%(B)   2.63%(B)        727,698
        2004                          0.52%(B)   0.87%(B)        605,668
        2003                          0.54%      0.78%           621,559
        2002                          0.54%      1.46%           668,931
        2001                          0.56%      3.31%           296,553
PRIME SERIES
    PREMIUM CLASS(3)
        2006                          0.24%      4.51%           201,673
        2005                          0.24%      2.88%           201,056
        2004                          0.24%      1.36%           398,049
        2003                          0.28%      0.78%           200,008
    RESERVE CLASS(3)
        2006                          0.34%      4.41%                 5
        2005                          0.34%      2.78%                 5
        2004                          0.34%      1.11%                 5
        2003                          0.38%      0.67%                 5
    INSTITUTIONAL CLASS(3)
        2006                          0.49%      4.46%                 5
        2005                          0.49%      2.63%                 5
        2004                          0.49%      0.96%                 5
        2003                          0.53%      0.51%                 5
    NOTTINGHAM CLASS(3)
        2006                          0.24%      4.51%                 5
        2005                          0.24%      2.88%                 5
        2004                          0.35%      1.10%                 5
        2003                          0.53%      0.51%                 5
    INVESTMENT CLASS(3)
        2006                          0.59%      4.16%                 5
        2005                          0.59%      2.53%                 5
        2004                          0.59%      0.86%                 5
        2003                          0.63%      0.41%                 5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    NET ASSET              DISTRIBUTIONS  NET ASSET
PERIODS ENDED JUNE 30, 2006           VALUE       NET        FROM NET       VALUE
(UNAUDITED) AND DECEMBER 31, 2005,  BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL
2004, 2003, 2002, AND 2001           OF YEAR     INCOME       INCOME       OF YEAR   RETURN(A)
--------------------------          ---------  ----------  -------------  ---------  ---------
TREASURY SERIES
    PREMIUM CLASS
        2006                          1.000       0.021        (0.021)      1.000       2.10%
        2005                          1.000       0.027        (0.027)      1.000       2.80%
        2004                          1.000       0.010        (0.010)      1.000       1.01%
        2003                          1.000       0.009        (0.009)      1.000       0.86%
        2002                          1.000       0.016        (0.016)      1.000       1.54%
        2001                          1.000       0.038        (0.038)      1.000       3.84%
    RESERVE CLASS(2)
        2006                          1.000       0.020        (0.020)      1.000       2.05%
        2005                          1.000       0.027        (0.027)      1.000       2.70%
        2004                          1.000       0.009        (0.009)      1.000       0.91%
        2003                          1.000       0.008        (0.008)      1.000       0.76%
        2002                          1.000       0.014        (0.014)      1.000       1.43%
        2001                          1.000       0.001        (0.001)      1.000       0.07%
    INSTITUTIONAL CLASS
        2006                          1.050       0.020        (0.020)      1.050       1.97%
        2005                          1.000       0.025         0.025       1.050       2.54%
        2004                          1.000       0.008*       (0.008)      1.000       0.76%
        2003                          1.000       0.006        (0.006)      1.000       0.61%
        2002                          1.000       0.013        (0.013)      1.000       1.28%
        2001                          1.000       0.035        (0.035)      1.000       3.58%
    NOTTINGHAM CLASS(2)
        2006                          1.000       0.021        (0.021)      1.000       2.10%
        2005                          1.000       0.028        (0.028)      1.000       2.80%
        2004                          1.000       0.009        (0.009)      1.000       0.86%
        2003                          1.000       0.006        (0.006)      1.000       0.61%
        2002                          1.000       0.013        (0.013)      1.000       1.28%
        2001                          1.000       0.001        (0.001)      1.000       0.07%
    INVESTMENT CLASS
        2006                          1.000       0.019        (0.019)      1.000       1.92%
        2005                          1.000       0.024        (0.024)      1.000       2.44%
        2004                          1.000       0.007        (0.007)      1.000       0.66%
        2003                          1.000       0.005        (0.005)      1.000       0.51%
        2002                          1.000       0.011        (0.011)      1.000       1.18%
        2001                          1.000       0.034        (0.034)      1.000       3.48%
TREASURY PLUS SERIES
    PREMIUM CLASS
        2006                          1.000       0.022        (0.022)      1.000       2.22%
        2005                          1.000       0.030        (0.030)      1.000       3.00%
        2004                          1.000       0.011        (0.011)      1.000       1.12%
        2003                          1.000       0.009        (0.009)      1.000       0.90%
        2002                          1.000       0.015        (0.015)      1.000       1.50%
        2001                          1.000       0.037        (0.037)      1.000       3.75%
    RESERVE CLASS(2)
        2006                          1.000       0.021        (0.021)      1.000       2.17%
        2005                          1.000       0.029        (0.029)      1.000       2.90%
        2004                          1.000       0.010        (0.010)      1.000       1.02%
        2003                          1.000       0.008        (0.008)      1.000       0.80%
        2002                          1.000       0.014        (0.014)      1.000       1.40%
        2001                          1.000       0.001        (0.001)      1.000       0.06%
    INSTITUTIONAL CLASS
        2006                          1.000       0.021        (0.021)      1.000       2.09%
        2005                          1.000       0.027        (0.027)      1.000       2.74%
        2004                          1.000       0.009        (0.009)      1.000       0.87%
        2003                          1.000       0.007        (0.007)      1.000       0.65%
        2002                          1.000       0.012        (0.012)      1.000       1.25%
        2001                          1.000       0.034        (0.034)      1.000       3.49%
    NOTTINGHAM CLASS(2)
        2006                          1.000       0.022        (0.022)      1.000       2.22%
        2005                          1.000       0.030        (0.030)      1.000       3.00%
        2004                          1.000       0.010        (0.010)      1.000       0.97%
        2003                          1.000       0.007        (0.007)      1.000       0.65%
        2002                          1.000       0.012        (0.012)      1.000       1.25%
        2001                          1.000       0.001        (0.001)      1.000       0.05%

                                      ANNUALIZED RATIOS TO AVERAGE NET
                                          ASSETS/SUPPLEMENTAL DATA
                                    -------------------------------------
                                                            NET ASSETS
PERIODS ENDED JUNE 30, 2006                      NET          END OF
(UNAUDITED) AND DECEMBER 31, 2005,            INVESTMENT      PERIOD
2004, 2003, 2002, AND 2001          EXPENSES    INCOME    (000S OMITTED)
--------------------------          --------  ----------  ---------------
TREASURY SERIES
    PREMIUM CLASS
        2006                          0.24%      4.21%            25,838
        2005                          0.22%      2.66%            20,204
        2004                          0.21%      0.99%            44,952
        2003                          0.21%      0.85%            54,579
        2002                          0.20%      1.55%            61,403
        2001                          0.20%      3.40%           113,892
    RESERVE CLASS(2)
        2006                          0.34%      4.11%                 5
        2005                          0.32%      2.56%                 5
        2004                          0.31%      0.92%                 5
        2003                          0.32%      0.76%                 5
        2002                          0.30%      1.43%                 5
        2001                          0.30%      1.95%                 5
    INSTITUTIONAL CLASS
        2006                          0.49%      3.95%             1,986
        2005                          0.47%      2.63%             1,795
        2004                          0.46%      0.91%             2,342
        2003                          0.47%      0.71%               177
        2002                          0.45%      1.33%            14,956
        2001                          0.45%      3.47%           366,118
    NOTTINGHAM CLASS(2)
        2006                          0.24%      4.21%                 5
        2005                          0.22%      2.66%                 5
        2004                          0.34%      0.89%                 5
        2003                          0.47%      0.60%                 5
        2002                          0.45%      1.28%                 5
        2001                          0.45%      1.80%                 5
    INVESTMENT CLASS
        2006                          0.59%      3.85%           268,502
        2005                          0.57%      2.38%           215,474
        2004                          0.56%      0.66%           263,708
        2003                          0.57%      0.52%           246,484
        2002                          0.56%      1.13%           285,311
        2001                          0.55%      2.98%           105,253
TREASURY PLUS SERIES
    PREMIUM CLASS
        2006                          0.23%      4.43%            13,452
        2005                          0.23%      2.86%            13,617
        2004                          0.21%      0.99%            29,037
        2003                          0.20%      0.90%            76,346
        2002                          0.22%      1.43%            87,070
        2001                          0.21%      3.53%            23,059
    RESERVE CLASS(2)
        2006                          0.33%      4.33%                 5
        2005                          0.33%      2.76%                 5
        2004                          0.31%      1.03%                 5
        2003                          0.31%      0.80%                 5
        2002                          0.32%      1.39%                 5
        2001                          0.31%      1.53%                 5
    INSTITUTIONAL CLASS
        2006                          0.48%      4.31%                91
        2005                          0.48%      2.44%                11
        2004                          0.46%      0.92%               165
        2003                          0.46%      0.66%                57
        2002                          0.46%      1.32%               390
        2001                          0.46%      3.51%           155,203
    NOTTINGHAM CLASS(2)
        2006                          0.23%      4.43%                 5
        2005                          0.23%      2.86%                 5
        2004                          0.34%      1.00%                 5
        2003                          0.46%      0.64%                 5
        2002                          0.47%      1.24%                 5
        2001                          0.46%      1.38%                 5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    NET ASSET              DISTRIBUTIONS  NET ASSET
PERIODS ENDED JUNE 30, 2006           VALUE       NET        FROM NET       VALUE
(UNAUDITED) AND DECEMBER 31, 2005,  BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL
2004, 2003, 2002, AND 2001           OF YEAR     INCOME       INCOME       OF YEAR   RETURN(A)
--------------------------          ---------  ----------  -------------  ---------  ---------
    INVESTMENT CLASS
        2006                          1.000       0.020        (0.020)      1.000       2.04%
        2005                          1.000       0.026        (0.026)      1.000       2.66%
        2004                          1.000       0.008        (0.008)      1.000       0.77%
        2003                          1.000       0.006        (0.006)      1.000       0.55%
        2002                          1.000       0.011        (0.011)      1.000       1.15%
        2001                          1.000       0.033        (0.033)      1.000       3.39%
U.S. GOVERNMENT SERIES
    PREMIUM CLASS
        2006                          1.000       0.022        (0.022)      1.000       2.23%
        2005                          1.000       0.030        (0.030)      1.000       3.00%
        2004                          1.000       0.012        (0.012)      1.000       1.23%
        2003                          1.000       0.010        (0.010)      1.000       1.05%
        2002                          1.000       0.018        (0.018)**    1.000       1.85%
        2001                          1.000       0.040        (0.040)      1.000       4.07%
    RESERVE CLASS(2)
        2006                          1.000       0.022        (0.022)      1.000       2.18%
        2005                          1.000       0.029        (0.029)      1.000       2.90%
        2004                          1.000       0.011        (0.011)      1.000       1.13%
        2003                          1.000       0.009        (0.009)      1.000       0.95%
        2002                          1.000       0.017        (0.017)**    1.000       1.75%
        2001                          1.000       0.001        (0.001)       1.00       0.08%
    INSTITUTIONAL CLASS
        2006                          1.000       0.021        (0.021)       1.00       2.11%
        2005                          1.000       0.027        (0.027)       1.00       2.75%
        2004                          1.000       0.010        (0.010)       1.00       0.98%
        2003                          1.000       0.008        (0.008)       1.00       0.80%
        2002                          1.000       0.015        (0.015)**     1.00       1.60%
        2001                          1.000       0.038        (0.038)       1.00       3.81%
    NOTTINGHAM CLASS(2)
        2006                          1.000       0.022        (0.022)       1.00       2.23%
        2005                          1.000       0.030        (0.030)       1.00       3.00%
        2004                          1.000       0.011        (0.011)       1.00       1.08%
        2003                          1.000       0.008        (0.008)       1.00       0.80%
        2002                          1.000       0.015        (0.015)**     1.00       1.60%
        2001                          1.000       0.001        (0.001)       1.00       0.07%
    INVESTMENT CLASS
        2006                          1.000       0.020        (0.020)       1.00       2.06%
        2005                          1.000       0.026        (0.026)       1.00       2.65%
        2004                          1.000       0.009        (0.009)       1.00       0.88%
        2003                          1.000       0.007        (0.007)       1.00       0.70%
        2002                          1.000       0.014        (0.014)**     1.00       1.50%
        2001                          1.000       0.037        (0.037)       1.00       3.71%
MUNICIPAL SERIES
    PREMIUM CLASS(1)
        2006                          1.000       0.015        (0.015)       1.00       1.67%
        2005                          1.000       0.021        (0.021)       1.00       2.16%
        2004                          1.000       0.010        (0.010)       1.00       0.97%
        2003                          1.000       0.008        (0.008)       1.00       0.79%
        2002                          1.000       0.012        (0.012)       1.00       1.21%
        2001                          1.000       0.015        (0.015)       1.00       1.48%
    RESERVE CLASS(2)
        2006                          1.000       0.014        (0.014)       1.00       1.57%
        2005                          1.000       0.020        (0.020)       1.00       2.06%
        2004                          1.000       0.009        (0.009)       1.00       0.87%
        2003                          1.000       0.007        (0.007)       1.00       0.69%
        2002                          1.000       0.011        (0.011)       1.00       1.11%
        2001                          1.000       0.001        (0.001)       1.00       0.05%
    INSTITUTIONAL CLASS(1)
        2006                          1.000       0.014        (0.014)       1.00       1.42%
        2005                          1.000       0.019        (0.019)       1.00       1.91%
        2004                          1.000       0.007        (0.007)       1.00       0.72%
        2003                          1.000       0.005        (0.005)       1.00       0.54%
        2002                          1.000       0.010        (0.010)       1.00       0.96%
        2001                          1.000       0.013        (0.013)       1.00       1.30%

                                      ANNUALIZED RATIOS TO AVERAGE NET
                                          ASSETS/SUPPLEMENTAL DATA
                                    -------------------------------------
                                                            NET ASSETS
PERIODS ENDED JUNE 30, 2006                      NET          END OF
(UNAUDITED) AND DECEMBER 31, 2005,            INVESTMENT      PERIOD
2004, 2003, 2002, AND 2001          EXPENSES    INCOME    (000S OMITTED)
--------------------------          --------  ----------  ---------------
    INVESTMENT CLASS
        2006                          0.58%      4.10%           219,050
        2005                          0.58%      2.60%           160,157
        2004                          0.56%      0.82%           222,289
        2003                          0.56%      0.56%           163,909
        2002                          0.57%      0.99%           249,830
        2001                          0.56%      2.67%            56,834
U.S. GOVERNMENT SERIES
    PREMIUM CLASS
        2006                          0.21%      4.43%           288,878
        2005                          0.20%      3.08%           494,269
        2004                          0.21%      1.34%           361,957
        2003                          0.20%      1.07%            19,583
        2002                          0.19%      1.71%            35,786
        2001                          0.21%      2.68%            11,385
    RESERVE CLASS(2)
        2006                          0.31%      4.38%            38,110
        2005                          0.30%      2.78%            30,617
        2004                          0.31%      1.30%            45,042
        2003                          0.30%      0.95%                 5
        2002                          0.29%      1.65%                 5
        2001                          0.31%      2.07%                 5
    INSTITUTIONAL CLASS
        2006                          0.46%      4.16%            40,008
        2005                          0.44%      3.65%            46,938
        2004                          0.46%      0.98%                 5
        2003                          0.45%      0.80%                 5
        2002                          0.44%      1.56%                 5
        2001                          0.46%      3.93%           135,056
    NOTTINGHAM CLASS(2)
        2006                          0.20%      4.46%                 5
        2005                          0.20%      1.84%                 5
        2004                          0.22%      1.81%            14,969
        2003                          0.45%      0.80%                 5
        2002                          0.44%      1.51%                 5
        2001                          0.46%      1.92%                 5
    INVESTMENT CLASS
        2006                          0.56%      4.10%           645,556
        2005                          0.55%      2.61%           739,503
        2004                          0.56%      0.91%           641,452
        2003                          0.55%      0.69%           475,302
        2002                          0.54%      1.39%           414,584
        2001                          0.56%      3.01%           332,839
MUNICIPAL SERIES
    PREMIUM CLASS(1)
        2006                          0.22%      3.02%                 5
        2005                          0.21%      1.55%                 5
        2004                          0.21%      1.15%                52
        2003                          0.21%      0.79%                 5
        2002                          0.22%      1.21%                 5
        2001                          0.28%      2.08%                 5
    RESERVE CLASS(2)
        2006                          0.32%      2.92%                 5
        2005                          0.32%      2.00%                 5
        2004                          0.31%      0.88%                 5
        2003                          0.31%      0.69%                 5
        2002                          0.32%      1.10%                 5
        2001                          0.38%      1.29%                 5
    INSTITUTIONAL CLASS(1)
        2006                          0.47%      2.77%                 5
        2005                          0.47%      1.85%                 5
        2004                          0.46%      0.72%                 5
        2003                          0.46%      0.54%                 5
        2002                          0.47%      0.95%                 5
        2001                          0.53%      1.86%                 5

    The accompanying notes are an integral part of the financial statements.

                                       7

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    NET ASSET              DISTRIBUTIONS  NET ASSET
PERIODS ENDED JUNE 30, 2006           VALUE       NET        FROM NET       VALUE
(UNAUDITED) AND DECEMBER 31, 2005,  BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL
2004, 2003, 2002, AND 2001           OF YEAR     INCOME       INCOME       OF YEAR   RETURN(A)
--------------------------          ---------  ----------  -------------  ---------  ---------
    NOTTINGHAM CLASS(2)
        2006                          1.000       0.015        (0.015)       1.00       1.67%
        2005                          1.000       0.021        (0.021)       1.00       2.16%
        2004                          1.000       0.008        (0.008)       1.00       0.82%
        2003                          1.000       0.005        (0.005)       1.00       0.54%
        2002                          1.000       0.010        (0.010)       1.00       0.96%
        2001                          1.000       0.000***     (0.000)***    1.00       0.04%
    INVESTMENT CLASS(1)
        2006                          1.000       0.013        (0.013)       1.00       1.32%
        2005                          1.000       0.018        (0.018)       1.00       1.80%
        2004                          1.000       0.006        (0.006)       1.00       0.62%
        2003                          1.000       0.004        (0.004)       1.00       0.44%
        2002                          1.000       0.009        (0.009)       1.00       0.86%
        2001                          1.000       0.012        (0.012)       1.00       1.23%

                                      ANNUALIZED RATIOS TO AVERAGE NET
                                          ASSETS/SUPPLEMENTAL DATA
                                    -------------------------------------
                                                            NET ASSETS
PERIODS ENDED JUNE 30, 2006                      NET          END OF
(UNAUDITED) AND DECEMBER 31, 2005,            INVESTMENT      PERIOD
2004, 2003, 2002, AND 2001          EXPENSES    INCOME    (000S OMITTED)
--------------------------          --------  ----------  ---------------
    NOTTINGHAM CLASS(2)
        2006                          0.22%      3.02%                 5
        2005                          0.22%      2.10%                 5
        2004                          0.34%      0.84%                 5
        2003                          0.46%      0.54%                 5
        2002                          0.47%      0.96%                 5
        2001                          0.53%      1.14%                 5
    INVESTMENT CLASS(1)
        2006                          0.57%      2.67%           316,812
        2005                          0.57%      1.75%           258,418
        2004                          0.56%      0.63%           316,976
        2003                          0.56%      0.43%           249,014
        2002                          0.57%      0.86%            96,187
        2001                          0.63%      1.71%           124,423

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.

(B) The Adviser of the Cash Portfolio, in which the Cash Series invests, waived a portion of the Cash Portfolio expenses during the years ended December
     31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Series. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.

(1)  Commenced Operations April 19, 2001.

(2)  Commenced Operations December 18, 2001.

(3)  Commenced Operations June 20, 2003.

  *  Computed using average shares outstanding throughout the period.

 ** The distributions of Realized Gains for the Government Series were less than 0.001.

***  Rounds to less than 0.001 or (0.001).

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Series (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Prime Series (the "Prime Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series"), and the Merrimac Municipal Series (the "Municipal Series"), (collectively the "Funds") are separate diversified investment portfolios or series of the Trust. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Nottingham Class, and the Investment Class.

       The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At June 30, 2006, the investment by the Cash Series, the Prime Series, the Treasury Series, the Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 63.54%, 99.99%, 99.99%, 29.70%, 99.99%, and 99.99%, respectively, of their corresponding portfolios.

       The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all applicable Merrimac Funds.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     E. ALLOCATION OF OPERATING ACTIVITY

       Investment income and common expenses are allocated among the classes of shares of a Fund based on the average daily net assets of each class. Distribution and shareholder servicing fees, which are directly attributable to a class of shares, are charged to the operations of the specific class. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

       The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Reserve Class and Investment Class, which pay an annual distribution fee of up to 0.10% of the daily value of the net assets invested in each class.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Merrimac Master Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Lehman Brothers Asset Management Company serves as the Sub-Adviser to the Cash Portfolio, the Government Portfolio, and the Prime Portfolio. M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. ABN AMRO Asset Management, Inc. serves as Sub-Advisor to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") and its subsidiary, IBT Fund Services (Canada), Inc. serve as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

       Certain trustees and officers of the Trust are employees of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(5)   INVESTMENT TRANSACTIONS

       Investments in and withdrawals from the respective Portfolios during each Fund's 2006 operations were as follows:

                                               INVESTMENTS IN  WITHDRAWALS FROM
                                                 PORTFOLIO        PORTFOLIO
                                               --------------  ----------------
         Cash Series.........................  $4,860,963,663   $4,936,207,014
         Prime Series........................       2,223,667        6,029,144
         Treasury Series.....................     300,330,733      246,792,637
         Treasury Plus Series................     638,149,653      583,611,528
         U.S. Government Series..............   2,785,368,172    3,111,437,306
         Municipal Series....................     461,833,420      407,356,483

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the six months ended June 30, 2006 and the year ended December 31, 2005:

                                                   SHARES          SHARES         NET INCREASE/
                                 SHARES SOLD     REINVESTED       REDEEMED     (DECREASE) IN SHARES
                                -------------  --------------  --------------  --------------------
CASH SERIES
  Premium Class
    2006......................  3,307,400,154       4,582,289  (3,216,831,384)         95,151,059
    2005......................  6,845,324,465       7,798,110  (7,159,416,045)       (306,293,470)
  Reserve Class
    2006......................    411,272,377             114    (425,387,509)        (14,115,018)
    2005......................    339,008,330             143    (243,808,106)         95,200,367
  Institutional Class
    2006......................     45,066,503         235,956     (36,532,070)          8,770,389
    2005......................    131,632,596         439,752    (135,879,028)         (3,806,680)
  Nottingham Class
    2006......................    138,637,710           3,147    (150,786,290)        (12,145,433)
    2005......................    560,467,072           1,144    (547,845,642)         12,622,574
  Investment Class
    2006......................    953,656,986         108,427  (1,082,694,066)       (128,928,653)
    2005......................  2,050,036,001              --  (1,927,901,762)        122,134,239
PRIME SERIES
  Premium Class
    2006......................          5,673       2,197,704      (1,595,675)            607,702
    2005......................     74,195,299       3,324,766    (274,494,417)       (196,974,352)
  Reserve Class
    2006......................          5,001              72          (5,000)                 73
    2005......................             --              --              --                  --
  Institutional Class
    2006......................          5,003              70          (5,002)                 71
    2005......................             --              --              --                  --
  Nottingham Class
    2006......................          5,001              74          (5,000)                 75
    2005......................             --              --              --                  --
  Investment Class
    2006......................          5,001              68          (5,000)                 69
    2005......................             --              --              --                  --
TREASURY SERIES
  Premium Class
    2006......................     54,053,645              --     (48,419,878)          5,633,767
    2005......................     81,801,772              --    (106,546,995)        (24,745,223)
  Reserve Class
    2006......................          5,317             104          (5,317)                104
    2005......................             --             130              --                 130
  Institutional Class
    2006......................      4,571,300              67      (4,380,172)            191,195
    2005......................      8,388,694              --      (8,936,293)           (547,599)
  Nottingham Class
    2006......................          5,304             106          (5,303)                107
    2005......................             --             135              --                 135
  Investment Class
    2006......................    241,691,652           3,238    (188,667,361)         53,027,529
    2005......................    365,834,172             674    (414,069,023)        (48,234,177)

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TREASURY PLUS SERIES
  Premium Class
    2006......................     56,038,697          28,130     (56,231,811)           (164,984)
    2005......................    173,664,247          72,530    (189,155,994)        (15,419,217)
  Reserve Class
    2006......................          5,335             111          (5,334)                112
    2005......................             --             140              --                 140
  Institutional Class
    2006......................      7,217,469           1,867      (7,139,519)             79,817
    2005......................     31,674,860           5,008     (31,833,236)           (153,368)
  Nottingham Class
    2006......................          5,321             113          (5,320)                114
    2005......................             --             145              --                 145
  Investment Class
    2006......................    574,852,610              --    (515,959,049)         58,893,561
    2005......................  1,055,996,534              --  (1,118,129,108)        (62,132,574)
U.S. GOVERNMENT SERIES
  Premium Class
    2006......................    910,552,884         410,979  (1,116,295,845)       (205,331,982)
    2005......................  2,621,334,795       1,262,472  (2,490,268,506)        132,328,761
  Reserve Class
    2006......................     27,813,464             113     (20,320,646)          7,492,931
    2005......................     59,551,489             141     (73,982,269)        (14,430,639)
  Institutional Class
    2006......................     67,962,140       1,116,466     (76,020,535)         (6,941,929)
    2005......................    104,757,357          79,794     (57,891,152)         46,945,999
  Nottingham Class
    2006......................          5,355             114          (5,354)                115
    2005......................     44,481,723             146     (59,449,837)        (14,967,968)
  Investment Class
    2006......................  1,777,506,657              --  (1,871,462,434)        (93,955,777)
    2005......................  2,691,661,243              --  (2,593,615,932)         98,045,311
MUNICIPAL SERIES
  Premium Class
    2006......................          5,352              78          (5,352)                 78
    2005......................      8,032,832             106      (8,079,941)            (47,003)
  Reserve Class
    2006......................          5,255              73          (5,255)                 73
    2005......................             --              99              --                  99
  Institutional Class
    2006......................          5,289              70          (5,289)                 70
    2005......................             --              92              --                  92
  Nottingham Class
    2006......................          5,243              75          (5,242)                 76
    2005......................             --             105              --                 105
  Investment Class
    2006......................    461,811,985              --    (403,418,080)         58,393,905
    2005......................    612,731,617              --    (671,289,856)        (58,558,239)

       At June 30, 2006, Investors Bank, as agent for its clients, was the record holder of 66.16% of the Cash Series, 91.65% of the Treasury
       Series, 27.90% of the Treasury Plus Series, 67.74% of the Government
       Series, 100% of the Municipal Series, and 0.01% of the Prime Series shares outstanding, respectively. Affiliates of M&I, as agents for their clients, were the record holders of 8.23% of the Treasury Series and 1.56% of the Treasury Plus Series shares outstanding, respectively.
       Affiliates of LBAM were the record holders of 49.47% of the Prime Series shares outstanding. Affiliates of LBAM, as agents for their clients, were the record holders of 0.83% of the Cash Series and 20.37% of the Government Series shares outstanding.

                                MERRIMAC SERIES
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Each fund of the Merrimac Series (the "Trust") invests all of its assets in the corresponding portfolio of the Merrimac Master Portfolio (the "Master Trust"). Therefore, the Trust has not retained an investment adviser. The semi-annual report for the Master Trust contains a discussion regarding the consideration by the Trustees of the Master Trust of the renewal of the Investment Adviser and Investment Sub-Adviser Agreements for the Master Trust.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR           VALUE
                                 MATURITY   MATURITY     VALUE         (NOTE 1)
----------------------------------------------------------------------------------
COMMERCIAL PAPER - 38.9%
Amstel Funding Corporation....      5.14%   08/15/06  $ 20,000,000  $   19,873,123
                         .....      5.15    08/21/06    10,000,000       9,928,033
                         .....      5.22    08/22/06    10,800,000      10,719,504
Amsterdam Funding
  Corporation.................      5.14    07/25/06    30,000,000      29,898,000
                           ...      5.21    08/28/06    15,000,000      14,875,542
Atlantic Asset Securitization
  Corporation.................      5.17    07/12/06    13,181,000      13,160,258
                           ...      5.31    08/14/06    10,000,000       9,935,711
Barclays U.S. Funding LLC.....      5.12    08/09/06    10,000,000       9,945,292
Beta Finance, Inc.............      5.00    07/06/06    30,000,000      29,979,396
               ...............      5.34    08/14/06    20,000,000      19,870,444
Cancara Asset Securitisation
  Ltd.........................      5.19    07/05/06    20,000,000      19,988,487
Chariot Funding LLC...........      5.29    07/07/06    20,021,000      20,003,382
                   ...........      5.11    07/11/06    10,000,000       9,985,861
                   ...........      5.22    07/18/06    16,246,000      16,206,107
Charta LLC....................      5.09    07/14/06    20,000,000      19,963,528
CRC Funding LLC...............      5.07    07/11/06     8,100,000       8,088,682
                ..............      5.09    07/17/06    12,568,000      12,539,792
Crown Point Capital
  Corporation LLC.............      5.20    10/20/06     5,000,000       4,921,760
Depfa Bank PLC................      5.14    10/19/06    10,000,000       9,846,917
               ...............      5.35    12/05/06    10,000,000       9,772,786
DNB NOR Bank ASA..............      5.16    10/19/06    20,000,000      19,692,610
DZ Bank AG....................      5.33    07/12/06    15,000,000      14,975,617
Edison Asset Securitization...      4.74    07/05/06    20,000,000      19,989,666
                       .......      5.15    10/16/06    19,915,000      19,617,858
Grampian Funding Ltd..........  5.14 - 5.16 10/16/06    35,000,000      34,477,928
                    ..........      5.21    11/01/06    10,000,000       9,826,433
Jupiter Securitization
  Corporation.................      5.25    07/21/06    15,000,000      14,956,417
K2 (USA) LLC..................      5.14    08/16/06    20,000,000      19,870,306
Merrill Lynch & Co............      5.27    07/05/06    20,000,000      19,988,312
Old Line Funding LLC..........      5.31    07/13/06    20,000,000      19,964,666
Park Avenue Receivables
  Corporation.................      5.27    07/27/06    16,220,000      16,158,031
Regency Markets No. 1 LLC.....      5.02    07/17/06    20,000,000      19,955,912
                         .....      5.15    08/15/06    25,000,000      24,841,250
Scaldis Capital LLC...........      4.86    08/09/06    15,000,000      14,922,975
Sheffield Receivables
  Corporation.................      5.07    07/06/06    10,000,000       9,992,986
                           ...  5.15 - 5.17 07/12/06    29,600,000      29,553,512
                           ...      5.25    07/17/06    10,000,000       9,976,756
Sigma Finance Corporation.....      5.08    07/18/06    10,000,000       9,976,247
Societe Generale North
  America.....................      5.16    07/05/06    25,000,000      24,985,694
Svenska Handelsbanken.........      5.21    10/23/06    10,000,000       9,839,292
Thunder Bay Funding LLC.......      5.31    07/10/06    14,066,000      14,047,363
                       .......      5.31    07/12/06    20,000,000      19,967,612
                       .......      5.30    08/08/06    20,000,000      19,888,956
UBS Finance...................  5.06 - 5.28 07/06/06    45,000,000      44,968,052
                                                                    --------------
                                                                       761,937,056
                                                                    --------------
VARIABLE RATE NOTES * - 36.7%
American Express Credit.......      5.02    07/05/06    16,200,000      16,211,530
American Honda Finance
  Corporation.................      4.87    07/06/06     5,000,000       5,002,048
                           ...      4.93    07/12/06    20,000,000      20,004,410
                           ...      4.90    07/17/06    15,000,000      15,013,060
                           ...      5.24    09/11/06     5,000,000       5,001,779
                           ...      5.27    09/12/06     5,000,000       4,999,503
Bank of America Corporation...      5.25    07/03/06    40,000,000      40,000,000
Bear Stearns - EMC Mortgage
  Corporation.................      5.43    07/03/06    25,000,000      25,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR           VALUE
                                 MATURITY   MATURITY     VALUE         (NOTE 1)
----------------------------------------------------------------------------------
VARIABLE RATE NOTES * (CONTINUED)
Bear Stearns Companies,
  Inc.........................      4.68%   07/05/06  $ 15,000,000  $   15,000,000
                         .....      5.00    07/17/06    10,219,000      10,228,466
BNP Paribas NY................      4.86    07/05/06    20,000,000      19,998,972
Cit Group Inc.................      5.12    08/15/06    11,750,000      11,764,811
            ..................      5.12    08/18/06    15,000,000      15,028,103
Credit Suisse First Boston
  USA, Inc....................      4.88    07/05/06    30,000,000      30,027,830
                           ...      4.98    07/24/06    15,000,000      15,001,359
First Tennessee Bank NA.......      5.14    08/14/06    15,000,000      15,000,000
Goldman Sachs Group Inc.,
  Promissory Note+............      5.22    07/03/06    40,000,000      40,000,000
Household Finance
  Corporation.................      4.85    07/03/06    27,500,000      27,507,720
                            ...     5.12    08/09/06    10,000,000      10,009,441
HSBC Finance Corporation......      5.17    08/30/06    10,000,000      10,002,833
K2 (USA) LLC..................      5.26    09/18/06    20,000,000      19,998,578
Links Securities LLC..........      5.02    07/05/06    30,000,000      29,997,476
Merrill Lynch & Co., Inc......      4.88    07/19/06     6,000,000       6,001,649
                      ........      5.08    08/29/06    15,000,000      15,013,679
Morgan Stanley, Dean Witter &
  Co..........................      4.68    07/03/06    50,000,000      50,000,000
Natexis Banques Populaire.....      4.96    07/17/06    20,000,000      20,000,000
Parkland (USA) LLC............      5.24    07/03/06    15,000,000      14,998,775
                  ............      5.23    07/21/06    10,000,000      10,000,000
Royal Bank of Canada..........      4.49    07/11/06    14,000,000      14,000,000
Sigma Finance Corporation.....      5.21    07/20/06     5,000,000       4,999,514
                        ......      5.20    09/15/06    15,000,000      14,998,940
Tango Finance Corporation.....      5.30    07/03/06    20,000,000      19,998,028
                       .......      5.38    09/21/06    20,000,000      19,998,054
Unicredito Italiano...........  5.17 - 5.20 07/17/06    28,750,000      28,750,000
Wells Fargo Financial.........      4.89    07/17/06    25,000,000      25,002,638
Westpac Banking Corporation...      5.34    09/11/06    50,000,000      50,000,000
Whistlejacket Capital Ltd.....      5.16    07/17/06    15,000,000      14,998,040
                      ........      5.19    08/25/06    10,000,000       9,998,854
                                                                    --------------
                                                                       719,556,090
                                                                    --------------
MEDIUM TERM NOTES - 0.5%
Sigma Finance Corporation.....      4.83    01/30/07    10,000,000      10,000,000
                                                                    --------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 0.8%
Federal Home Loan Mortgage
  Corporation.................      5.50    07/09/07    15,000,000      15,000,000
                                                                    --------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS * - 0.8%
Federal Home Loan Bank........      5.20    09/15/06    15,000,000      14,974,419
                                                                    --------------
CERTIFICATES OF DEPOSIT - 12.0%

Barclays Bank PLC New York....  4.41 - 4.70 07/19/06    20,000,000      19,993,846
BNP Paribas London............      5.21    08/24/06    10,000,000       9,999,263
                  ............      5.14    12/13/06    20,000,000      19,994,674
Caylon NY Branch Yankee.......      5.03    12/06/06    10,000,000      10,000,000
Citibank New York NA..........      5.14    08/15/06    15,000,000      15,000,000
Depfa Bank PLC Yankee.........      5.22    09/05/06    30,000,000      30,000,000
DZ Bank AG....................      5.16    10/19/06    30,000,000      30,000,000
HBOS Treasury Services PLC New
  York........................      4.71    10/12/06    31,000,000      31,000,000
                           ...      4.70    11/03/06    25,000,000      25,000,000
Royal Bank of Scotland New
  York........................      4.31    09/29/06    20,000,000      20,000,000
Svenska Handelsbanken New
  York........................      4.76    12/18/06    25,000,000      25,000,000
                                                                    --------------
                                                                       235,987,783
                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR           VALUE
                                 MATURITY   MATURITY     VALUE         (NOTE 1)

----------------------------------------------------------------------------------
TIME DEPOSITS - 2.5%
Amsouth Bank NA...............       5.25%  07/03/06  $ 48,500,000  $   48,500,000
                                                                    --------------
ASSET BACKED SECURITIES - 0.3%
Capital One Auto Finance Trust
  2006-A A1...................       4.75   07/17/06     4,942,812       4,942,812
                                                                    --------------
REPURCHASE AGREEMENTS - 7.1%
Goldman Sachs Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$140,061,600, collateralized
by U.S. Government Agency
Obligations with rates ranging
from 5.00% to 7.50% and
maturities ranging from
11/01/18 to 06/01/36, with an
aggregate market value of
$142,800,000..................       5.28   07/03/06   140,000,000     140,000,000
                                                                    --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.6%                         1,950,898,160

Other assets and liabilities, net - 0.4%                                 8,449,777
                                                                    --------------

NET ASSETS - 100.0%                                                 $1,959,347,937
                                                                    ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                     COMPOSITION OF NET ASSETS (UNAUDITED)

      Commercial Paper                                            38.9%
      Variable Rate Notes                                         36.7%
      Certificates of Deposit                                     12.0%
      Repurchase Agreements                                        7.1%
      Time Deposits                                                2.5%
      U.S. Government Agency Fixed Rate Obligations                0.8%
      U.S. Government Agency Variable Rate Obligations             0.8%
      Medium Term Notes                                            0.5%
      Asset Backed Securities                                      0.3%
      Other Assets & Liabilities, Net                              0.4%

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 84.5%
Amstel Funding Corporation.........................              4.77%       08/01/06       $        5,000,000   $      4,979,936
Amsterdam Funding Corporation......................              5.14        07/24/06                6,000,000          5,980,412
Atlantic Asset Securitization Corporation..........              5.11        08/08/06                4,250,000          4,227,345
Bank of Ireland....................................              5.28        07/11/06                6,000,000          5,991,217
Barton Capital Corporation.........................              5.27        08/03/06                4,000,000          3,980,823
Caisse Nationale des Caisses d' Epargne............              5.07        07/17/06                2,000,000          1,995,546
Chariot Funding LLC................................              5.25        07/14/06                1,000,000            998,111
                   ................................              5.30        07/24/06                4,000,000          3,986,507
Charta LLC.........................................              5.10        07/18/06                6,000,000          5,985,663
Ciesco LLC.........................................              5.08        07/12/06                4,100,000          4,093,686
          .........................................              5.30        08/16/06                1,750,000          1,738,238
CIT Group, Inc.....................................              5.17        08/04/06                1,500,000          1,492,733
CRC Funding LLC....................................              5.06        07/06/06                3,150,000          3,147,804
                ...................................              5.10        07/21/06                1,750,000          1,745,080
Danske Corporation.................................              5.13        07/10/06                2,000,000          1,997,440
                 ..................................              5.09        08/08/06                4,000,000          3,978,762
Depfa Bank PLC.....................................              5.34        12/05/06                6,000,000          5,863,933
Dexia Delaware LLC.................................              5.10        08/01/06                4,050,000          4,032,423
DZ Bank AG.........................................              5.02        07/07/06                6,000,000          5,995,030
Fairway Finance Corporation........................              5.04        07/13/06                6,000,000          5,990,040
Galleon Capital LLC................................              5.22        07/14/06                5,000,000          4,990,611
General Electric Capital Corporation...............              5.08        07/24/06                1,600,000          1,594,858
Grampian Funding Ltd...............................              5.27        07/13/06                4,000,000          3,993,000
Ivory Funding Corporation..........................       5.12 - 5.21        07/24/06                6,000,000          5,980,463
K2 (USA) LLC.......................................              5.02        07/14/06                5,000,000          4,991,045
Kittyhawk Funding..................................              5.15        07/10/06                5,750,000          5,742,626
Merrill Lynch & Co., Inc...........................              5.13        07/03/06                6,000,000          5,998,293
Morgan Stanley, Dean Witter & Co...................              5.28        07/05/06                6,000,000          5,996,480
Park Avenue Receivables Corporation................              5.23        07/19/06                6,000,000          5,984,370
Picaros Funding LLC................................              5.11        07/21/06                4,000,000          3,988,733
Rabobank USA Financial Corporation.................              5.26        07/05/06                5,000,000          4,997,078
Regency Markets No. 1 LLC..........................              5.02        07/17/06                2,400,000          2,394,710
                         ..........................              5.23        08/15/06                2,250,000          2,235,431
Scaldis Capital LLC................................              4.86        08/09/06                6,000,000          5,969,190
Sheffield Receivables Corporation..................              5.31        07/06/06                1,000,000            999,264
                             ......................              5.26        08/04/06                5,000,000          4,975,350
Solitaire Funding Ltd..............................              5.15        07/12/06                3,000,000          2,995,298
Tango Finance Corporation..........................              5.22        08/01/06                4,000,000          3,982,158
Thunder Bay Funding LLC............................              5.26        07/10/06                2,000,000          1,997,375
UBS Finance........................................              5.23        07/07/06                1,500,000          1,498,695
           ........................................              5.04        07/10/06                2,000,000          1,997,500
Westpac Banking Corporation........................              5.11        07/20/06                3,800,000          3,789,812
Yorktown Capital LLC...............................              5.24        07/19/06                6,000,000          5,984,340
                                                                                                                 ----------------
                                                                                                                      171,277,409
                                                                                                                 ----------------
VARIABLE RATE NOTES * - 14.9%
Beta Finance, Inc..................................              4.92        07/17/06                5,000,000          5,000,117
Calyon NY..........................................              5.06        07/05/06                2,000,000          1,999,990
Dorada Finance, Inc................................              4.95        09/15/06                5,000,000          5,000,000
Links Securities LLC...............................              5.05        07/12/06                6,000,000          5,999,767
Nationwide Building Society........................              4.86        09/28/06                2,500,000          2,499,953
Royal Bank of Canada...............................              4.50        07/11/06                1,000,000          1,000,000
Toyota Motor Credit Corporation....................              4.96        07/18/06                6,000,000          5,999,946
Wells Fargo Financial..............................              5.42        09/15/06                2,650,000          2,650,450
                                                                                                                 ----------------
                                                                                                                       30,150,223
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)

---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 0.4%
Capital One Auto Finance Trust 2006-A A1...........              5.12%       07/17/06       $          823,802   $        823,802
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                                                                          202,251,434

Other assets and liabilities, net - 0.2%                                                                                  332,218
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $    202,583,652
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

                     COMPOSITION OF NET ASSETS (UNAUDITED)

      Commercial Paper                                            84.5%
      Variable Rate Notes                                         14.9%
      Asset Backed Securities                                      0.4%
      Other Assets & Liabilities, Net                              0.2%


    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 91.3%
U.S. Treasury Bills................................              4.63%       07/06/06       $       20,000,000   $     19,987,494
                ...................................              4.67        07/13/06               10,000,000          9,984,867
                ...................................              4.77        07/20/06               15,000,000         14,963,115
                ...................................       4.37 - 4.55        07/27/06               20,000,000         19,937,284
                ...................................       4.68 - 4.79        08/10/06               20,000,000         19,897,120
                ...................................       4.85 - 4.87        08/17/06               30,000,000         29,814,840
                ...................................       4.86 - 4.87        08/24/06               15,000,000         14,893,688
                ...................................              4.85        09/07/06               30,000,000         29,734,177
                ...................................       4.87 - 4.91        09/14/06               20,000,000         19,802,417
                ...................................       4.89 - 4.97        09/21/06               37,000,000         36,594,919
                ...................................       4.92 - 5.04        09/28/06               15,000,000         14,821,777
                ...................................       4.99 - 5.00        10/12/06               17,000,000         16,764,301
                ...................................              5.07        11/02/06               15,000,000         14,746,670
                ...................................              5.12        11/09/06               10,000,000          9,819,820
                                                                                                                 ----------------
                                                                                                                      271,762,489
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 8.7%
Dreyfus Treasury Prime Cash Fund...................                                                 12,769,180         12,769,180
Goldman Sachs Financial Square Treasury Instruments
  Fund.............................................                                                 12,976,391         12,976,391
                                                                                                                 ----------------
                                                                                                                       25,745,571
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                                                                         297,508,060

Other assets and liabilities, net - 0.0%                                                                                   15,997
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $    297,524,057
                                                                                                                 ================

                     COMPOSITION OF NET ASSETS (UNAUDITED)

      Treasury OObligations                                       91.3%
      Mutual Funds                                                 8.7%
      Other Assets & Liabilities, Net                              0.0%

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR           VALUE
                                 MATURITY   MATURITY     VALUE        (NOTE 1)

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 100.0%
Bear Stearns Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$135,057,938, collateralized
by U.S. Government Agency
Obligations with rates ranging
from 0.00% to 6.07% and
maturities ranging from
07/15/06 to 05/12/16, with an
aggregate market value of
$137,962,643..................     5.15%    07/03/06  $135,000,000  $135,000,000

Bear Stearns Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$30,010,750, collateralized by
U.S. Treasury Obligations with
a rate of 2.50% and a maturity
date of 09/30/06, with an
aggregate market value of
$30,620,779...................     4.30     07/03/06    30,000,000    30,000,000

Goldman Sachs Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$150,055,000, collateralized
by U.S. Treasury Obligations
with rates ranging from 4.50%
to 8.125% and maturities
ranging from 02/28/11 to
08/15/21, with an aggregate
market value of
$153,000,649..................     4.40     07/03/06   150,000,000   150,000,000

JP Morgan Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$150,055,625, collateralized
by U.S. Treasury Obligations
with rates ranging from 3.875%
to 4.375% and maturity dates
ranging from 05/15/09 to
08/15/12, with an aggregate
market value of
$153,004,594..................     4.45     07/03/06   150,000,000   150,000,000

JP Morgan Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$20,007,417, collateralized by
a U.S.Treasury Obligation with
a rate of 4.75% and a maturity
date of 03/31/11, with an
aggregate market value of
$20,402,422...................     4.45     07/03/06    20,000,000    20,000,000

Merrill Lynch Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$165,061,875, collateralized
by U.S. Treasury Obligations
with rates ranging from 2.25%
to 4.00% and maturities
ranging from 02/15/07 to
02/15/14, with an aggregate
market value of
$168,303,591..................     4.50     07/03/06   165,000,000   165,000,000

Morgan Stanley Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$136,404,330, collateralized
by U.S. Treasury Obligations
with rates of 0.00% and
maturities ranging from
02/16/14 to 05/16/14, with an
aggregate market value of
$139,776,991..................     4.50     07/03/06   136,353,198   136,353,198
                                                                    ------------
                                                                     786,353,198
                                                                    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                        786,353,198

Other assets and liabilities, net - 0.0%                                  27,260
                                                                    ------------

NET ASSETS - 100.0%                                                 $786,380,458
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                     COMPOSITION OF NET ASSETS (UNAUDITED)

      Repurchase Agreements                                      100.0%
      Other Assets & Liabilities, Net                              0.0%

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR           VALUE
                                  MATURITY     MATURITY     VALUE         (NOTE 1)
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 29.3%
Federal Home Loan Bank........      4.76%      01/18/07  $  8,000,000  $    7,946,646
Federal Home Loan Mortgage
  Corporation.................      4.79       08/08/06    26,371,000      26,240,728
                           ...  4.57 - 5.21    08/15/06    31,920,000      31,849,159
                           ...      5.25       08/22/06     6,825,000       6,773,668
                           ...      4.83       08/29/06    25,000,000      24,806,612
                           ...      5.16       09/08/06    20,000,000      19,804,500
                           ...      5.00       09/26/06    10,000,000       9,882,067
                           ...      4.17       10/18/06    10,000,000      10,000,000
                           ...      4.91       10/23/06    22,000,000      21,667,690
                           ...      4.50       11/03/06    10,000,000      10,000,000
                           ...      4.75       01/12/07    10,000,000       9,997,329
                           ...      5.17       02/16/07    16,150,000      15,639,772
                           ...      4.41       06/22/07    10,000,000      10,000,000
                           ...      5.50       07/09/07    10,000,000      10,000,000
Federal National Mortgage
  Association.................      4.86       07/21/06    25,000,000      24,963,399
                           ...      5.09       08/11/06    12,000,000      11,968,652
                           ...      4.82       08/23/06    10,000,000       9,930,658
                           ...      4.89       09/06/06    20,000,000      19,822,078
                           ...      5.23       10/18/06     7,500,000       7,383,279
                           ...      4.93       12/29/06    10,000,000       9,762,186
                                                                       --------------
                                                                          298,438,423
                                                                       --------------

U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS * - 46.1%
Federal Farm Credit Bank......   4.81 - 5.06   07/03/06   100,000,000      99,994,162
                       .......      5.18       07/11/06    42,000,000      41,986,316
                       .......      5.00       07/24/06    30,000,000      30,001,512
Federal Home Loan Bank........      4.77       07/21/06    40,000,000      40,000,024
                      ........      5.19       09/13/06     5,400,000       5,399,082
                      ........      5.20       09/15/06    25,000,000      24,957,365
                      ........      5.09       09/29/06    60,000,000      59,983,152
Federal Home Loan Mortgage
  Corporation.................      4.75       07/06/06    25,000,000      24,990,076
                           ...      5.19       07/27/06    50,000,000      49,974,188
                           ...      5.25       09/17/06    50,000,000      49,975,732
                           ...      5.16       09/22/06    25,000,000      24,992,000
Federal National Mortgage
  Association.................      4.79       07/07/06    17,000,000      16,998,922
                                                                       --------------
                                                                          469,252,531
                                                                       --------------
REPURCHASE AGREEMENTS - 24.2%

Bear Stearns Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$25,021,083, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 4.50% to 6.00% and
maturities ranging from
08/25/26 to 06/25/36, with an
aggregate market value of
$25,500,294...................      5.06       07/06/06    25,000,000      25,000,000

Bear Stearns Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$50,125,000, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 4.50% to 6.00% and
maturities ranging from
08/25/26 to 06/25/36, with an
aggregate market value of
$51,000,587+..................      5.00       07/18/06    50,000,000      50,000,000

    The accompanying notes are an integral part of the financial statements.

                                       23

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR           VALUE
                                  MATURITY     MATURITY     VALUE         (NOTE 1)
-------------------------------------------------------------------------------------
Goldman Sachs Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$26,011,440, collateralized by
U.S. Government Agency
Obligations with rates of
0.00% and maturities ranging
from 05/01/36 to 06/01/36,
with an aggregate market value
of $26,520,000................      5.28%      07/03/06  $ 26,000,000  $   26,000,000

Morgan Stanley Repurchase
Agreement, dated 06/30/06,
with a maturity value of
$145,062,229, collateralized
by U.S. Government Agency
Obligations with rates ranging
from 3.761% to 5.396% and
maturities ranging from
07/01/07 to 09/01/35, with an
aggregate market value of
$147,904,944..................      5.15       07/03/06   145,000,000     145,000,000
                                                                       --------------
                                                                          246,000,000
                                                                       --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.6%                            1,013,690,954

Other assets and liabilities, net - 0.4%                                    3,794,681
                                                                       --------------

NET ASSETS - 100.0%                                                    $1,017,485,635
                                                                       ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

                     COMPOSITION OF NET ASSETS (UNAUDITED)

      U.S. Government Agency Variable Rate Obligations            46.1%
      U.S. Government Agency Fixed Rate Obligations               29.3%
      Repurchase Agreements                                       24.2%
      Other Assets & Liabilities, Net                              0.4%

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                 PAR           VALUE
                                MATURITY  MATURITY      VALUE        (NOTE 1)

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 83.7%
ALASKA - 2.5%
Valdez Marine Terminal, BP
  Pipelines, Inc. Project.....     3.99%  07/03/06   $  5,065,000  $   5,065,000
Valdez Marine Terminal, Exxon
  Pipeline Co. Project........     3.97   07/03/06      3,000,000      3,000,000
                                                                   -------------
                                                                       8,065,000
                                                                   -------------
CALIFORNIA - 3.4%
California State Department of
  Water Resources, LOC: BNP
  Paribas.....................     4.00   07/03/06      1,610,000      1,610,000
California State, LOC: State
  Street Bank & Trust Co......     3.92   07/03/06      9,300,000      9,300,000
                                                                   -------------
                                                                      10,910,000
                                                                   -------------
COLORADO - 2.3%
Colorado Housing & Finance
  Authority, LOC: FNMA........     3.95   07/07/06      7,300,000      7,300,000
                                                                   -------------
                                                                       7,300,000
                                                                   -------------
CONNECTICUT - 5.4%
Connecticut State Health &
  Educational Facilities
  Authority, Yale
  University..................     3.92   07/03/06     13,900,000     13,900,000
...............................     3.85   07/07/06        650,000        650,000
Connecticut State, SPA:
  Bayerische Landesbank.......     3.93   07/07/06      2,745,000      2,745,000
                                                                   -------------
                                                                      17,295,000
                                                                   -------------
GEORGIA - 4.1%
Burke County, Development
  Authority...................     3.98   07/07/06      8,000,000      8,000,000
Metropolitan Atlanta Rapid
  Transit Authority, LOC:
  Bayerische Landesbank.......     3.98   07/07/06      5,000,000      5,000,000
                                                                   -------------
                                                                      13,000,000
                                                                   -------------
ILLINOIS - 9.1%
Chicago Board of Education,
  SPA: Depfa Bank PLC,
  Insurer: FSA................     3.99   07/03/06      9,110,000      9,110,000
Chicago O'Hare International
  Airport, LOC: Societe
  Generale....................     3.95   07/07/06      2,985,000      2,985,000
Illinois Health Facilities
  Authority, Gottlieb Memorial
  Hospital....................     3.98   07/07/06      8,500,000      8,500,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  - St. Luke's Medical Center,
  LOC: Northern Trust
  Company.....................     4.00   07/07/06      2,000,000      2,000,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  Hospital - St. Luke's
  Medical Center, SPA: Harris
  Trust & Savings Bank,
  Insurer: MBIA...............     4.00   07/07/06      1,300,000      1,300,000
Illinois State - Series B,
  SPA: Depfa Bank PLC.........     4.01   07/07/06      5,000,000      5,000,000
                                                                   -------------
                                                                      28,895,000
                                                                   -------------
KENTUCKY - 2.6%
Kentucky Economic Development
  Finance Authority, Baptist
  Health Care System, SPA:
  National City Bank, Insurer:
  MBIA........................     4.00   07/03/06      8,150,000      8,150,000
                                                                   -------------
LOUISIANA - 1.3%
St. Charles Parish, Pollution
  Control, Shell Oil
  Company.....................     3.96   07/03/06      4,000,000      4,000,000
                                                                   -------------
MASSACHUSETTS - 7.7%
Boston Water and Sewer
  Commission, LOC: State
  Street Bank & Trust Co......     3.90   07/07/06        450,000        450,000
Massachusetts State Health &
  Educational Facilities
  Authority, Capital Asset
  Program, Insurer: MBIA......     3.95   07/03/06        900,000        900,000
Massachusetts State Health &
  Educational Facilities
  Authority, Children's
  Hospital, LOC: Bank of
  America.....................     4.00   07/03/06      3,000,000      3,000,000
Massachusetts State Health &
  Educational Facilities
  Authority, LOC: Havard
  University..................     3.85   07/07/06      4,600,000      4,600,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                 PAR           VALUE
                                MATURITY  MATURITY      VALUE        (NOTE 1)

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
Massachusetts State Water
  Resources Authority, LOC:
  Bank of Nova Scotia,
  Insurer: AMBAC..............     3.95%  07/07/06   $  2,800,000  $   2,800,000
Massachusetts State, Central
  Artery Project, LOC: Helaba
  International Finance.......     3.98   07/03/06      9,500,000      9,500,000
Massachusetts State, LOC:
  Helaba International
  Finance.....................     4.01   07/03/06      3,000,000      3,000,000
                           ...     3.97   07/07/06        100,000        100,000
                                                                   -------------
                                                                      24,350,000
                                                                   -------------
MINNESOTA - 2.3%
Hennepin County, LOC: State
  Street Bank & Trust Co......     3.82   07/07/06        160,000        160,000
Minneapolis, LOC: Dexia Credit
  Local de France.............     3.82   07/07/06        690,000        690,000
Minneapolis, SPA: Dexia Credit
  Local de France.............     3.82   07/07/06      6,135,000      6,135,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, LOC: Wells Fargo
  Bank NA.....................     4.05   07/07/06        500,000        500,000
                                                                   -------------
                                                                       7,485,000
                                                                   -------------
MISSOURI - 2.4%
Missouri State Health &
  Educational Facilities
  Authority, Deaconess Long
  Term Care, LOC: JP Morgan
  Chase Bank..................     4.01   07/07/06        100,000        100,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, SPA: JP Morgan
  Chase Bank..................     4.02   07/03/06      7,395,000      7,395,000
                                                                   -------------
                                                                       7,495,000
                                                                   -------------
NEVADA - 1.1%
Clark County School District,
  Insurer: FSA................     3.92   07/03/06      3,450,000      3,450,000
                                                                   -------------
NEW HAMPSHIRE - 2.2%
New Hampshire Health &
  Education Facilities
  Authority, Dartmouth
  College.....................     3.93   07/07/06      7,090,000      7,090,000
                                                                   -------------
NEW JERSEY - 2.4%
New Jersey Economic
  Development Authority,
  United Water, Inc., SPA:
  Bank of New York, Insurer:
  AMBAC.......................     3.94   07/03/06      7,485,000      7,485,000
                                                                   -------------
NEW MEXICO - 3.4%
Hurley Pollution Control
  Revenue Bond British
  Petroleum Company, Amoco....     3.99   07/03/06      5,150,000      5,150,000
New Mexico Hospital Equipment
  Loan Council, Presbyterian
  Healthcare Services Corp.,
  SPA: Citibank...............     4.00   07/07/06      5,650,000      5,650,000
                                                                   -------------
                                                                      10,800,000
                                                                   -------------
NEW YORK - 15.3%
New York State Housing Finance
  Agency, Normandie CT, LOC:
  Helaba International
  Finance.....................     3.95   07/07/06      6,255,000      6,255,000
New York State Local
  Government Assistance
  Corporation, LOC: Societe
  Generale....................     3.95   07/07/06      7,180,000      7,180,000
New York, City Housing
  Development Corp., James
  West Ninety LLC.............     3.93   07/07/06     10,000,000     10,000,000
New York, City Transitional
  Finance Authority, SPA:
  Citibank....................     4.00   07/03/06     13,450,000     13,450,000
New York, LOC: Depfa Bank
  PLC.........................     3.95   07/07/06      3,000,000      3,000,000
New York, LOC: State Street
  Bank & Trust Co.............     3.96   07/03/06      8,700,000      8,700,000
                                                                   -------------
                                                                      48,585,000
                                                                   -------------
NORTH CAROLINA - 3.1%
North Carolina Educational
  Facilities Finance Agency,
  Duke University.............     3.90   07/07/06      5,350,000      5,350,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                 PAR           VALUE
                                MATURITY  MATURITY      VALUE        (NOTE 1)

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
North Carolina State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     3.93%  07/07/06   $  4,500,000  $   4,500,000
                                                                   -------------
                                                                       9,850,000
                                                                   -------------
PENNSYLVANIA - 0.7%
Delaware County Industrial
  Development Authority,
  General Electric Capital
  Corporation.................     3.95   07/07/06        900,000        900,000
Delaware County Industrial
  Development Authority,
  Resource Recovery Authority,
  General Electric Capital
  Corporation.................     3.95   07/07/06      1,400,000      1,400,000
                                                                   -------------
                                                                       2,300,000
                                                                   -------------
TEXAS - 5.3%
Harris County Health
  Facilities Development
  Authority, Texas Children's
  Hospital, SPA: JP Morgan
  Chase Bank, Insurer: MBIA...     4.00   07/03/06      9,000,000      9,000,000
Port of Port Arthur Navigation
  District Texaco, Inc........     4.04   07/03/06      5,000,000      5,000,000
Southwest Higher Education
  Authority, Inc., Southern
  Methodist University, LOC:
  Helaba International
  Finance.....................     3.96   07/03/06      2,900,000      2,900,000
                                                                   -------------
                                                                      16,900,000
                                                                   -------------
UTAH - 0.6%
Salt Lake County, Pollution
  Control, British Petroleum
  Amoco.......................     3.99   07/03/06      2,000,000      2,000,000
                                                                   -------------
VIRGINIA - 2.0%
Peninsula Port Authority,
  Dominion Terminal
  Associates, LOC: U.S. Bank
  Trust NA....................     3.95   07/03/06      6,295,000      6,295,000
                                                                   -------------
WASHINGTON - 4.4%
Washington State Public Power
  Supply System, LOC: Bank of
  America NA..................     3.96   07/07/06        325,000        325,000
Washington State Public Power
  Supply System, LOC: JP
  Morgan Chase Bank...........     3.96   07/07/06      4,000,000      4,000,000
Washington State, LOC: Helaba
  International Finance.......     3.93   07/07/06      9,600,000      9,600,000
                                                                   -------------
                                                                      13,925,000
                                                                   -------------
WYOMING - 0.1%
Lincoln County, Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation...........     3.88   07/03/06        300,000        300,000
Sublette County Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation...........     3.88   07/03/06         65,000         65,000
                                                                   -------------
                                                                         365,000
                                                                   -------------
                                                                     265,990,000
                                                                   -------------
FIXED RATE DEMAND NOTES - 22.9%
ARIZONA - 3.1%
Salt River Project,
  Agricultural Improvement &
  Power District=/=...........     3.35   07/12/06     10,000,000     10,000,000
                                                                   -------------
COLORADO - 1.9%
Colorado State General
  Funding{::}.................     3.73   07/06/06      6,043,440      6,043,440
                                                                   -------------
FLORIDA - 2.5%
Jacksonville Electric
  Authority=/=................     3.28   07/11/06      8,000,000      8,000,000
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                YIELD TO                PAR           VALUE
                                MATURITY  MATURITY     VALUE        (NOTE 1)

-------------------------------------------------------------------------------
NEBRASKA - 4.5%
Lincoln Electric System=/=....     3.35%  07/06/06   $ 9,400,000  $   9,400,000
Omaha Public Power District...     3.28   07/12/06     5,000,000      5,000,000
                                                                  -------------
                                                                     14,400,000
                                                                  -------------
NEW MEXICO - 1.9%
New Mexico State{::}..........     3.75   07/06/06     6,042,540      6,042,540
                                                                  -------------
TEXAS - 9.0%
City of Austin, LOC: Chase....     3.44   07/11/06    10,000,000     10,000,000
Houston Tax & Revenue
  Anticipation Note{::}.......     3.68   07/06/06    10,984,693     10,984,693
Texas State Tax and Revenue
  Anticipation Notes..........     4.50   08/31/06     7,450,000      7,464,927
                                                                  -------------
                                                                     28,449,620
                                                                  -------------
                                                                     72,935,600
                                                                  -------------

                                                       SHARES
                                                     -----------
MUTUAL FUNDS - 0.2%
Goldman Sachs Financial Square
  Tax Free Money Market
  Fund........................                           431,619        431,619
SEI Tax Exempt Institutional
  Money Market Fund...........                            75,332         75,332
                                                                  -------------
                                                                        506,951
                                                                  -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 106.8%                       339,432,551

Other assets and liabilities, net - (6.8%)                          (21,498,913)
                                                                  -------------

NET ASSETS - 100.0%                                               $ 317,933,638
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS:

AMBAC - AMBAC Financial Group, Inc.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corporation

SPA - Standby Purchase Agreement

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

=/= All or a portion of this security is segregated to cover forward commitments.

{::} All or a portion of security is a forward commitment.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                     COMPOSITION OF NET ASSETS (UNAUDITED)

      Variable Rate Demand Notes                                  83.7%
      Fixed Rate Demand Rates                                     22.9%
      Mutual Funds                                                 0.2%
      Other Assets & Liabilities, Net                             -6.8%

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                 CASH             PRIME              TREASURY           TREASURY PLUS        U.S. GOVERNMENT
                              PORTFOLIO         PORTFOLIO           PORTFOLIO             PORTFOLIO             PORTFOLIO
                           ----------------  ----------------  --------------------  --------------------  --------------------
ASSETS
    Investments, at value
      (Note 1)             $ 1,810,898,160   $   202,251,434   $       297,508,060   $                --   $       767,690,954
    Repurchase agreements      140,000,000                --                    --           786,353,198           246,000,000
    Cash                           340,362           233,965                    --                    --               334,092
    Interest receivable          8,383,997           132,834                65,346                99,912             3,625,736
    Prepaid expenses                18,280            27,859                 3,386                12,878                 7,827
                           ---------------   ---------------   -------------------   -------------------   -------------------
        Total assets         1,959,640,799       202,646,092           297,576,792           786,465,988         1,017,658,609
                           ---------------   ---------------   -------------------   -------------------   -------------------
LIABILITIES
    Management fee
      payable (Note 2)             257,460            28,385                38,339                71,191               155,314
    Payable for
      when-issued
      securities                        --                --                    --                    --                    --
    Accrued expenses                35,402            34,055                14,396                14,339                17,660
                           ---------------   ---------------   -------------------   -------------------   -------------------
        Total liabilities          292,862            62,440                52,735                85,530               172,974
                           ---------------   ---------------   -------------------   -------------------   -------------------
NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $ 1,959,347,937   $   202,583,652   $       297,524,057   $       786,380,458   $     1,017,485,635
                           ===============   ===============   ===================   ===================   ===================

                                MUNICIPAL
                                PORTFOLIO
                           --------------------
ASSETS
    Investments, at value
      (Note 1)             $       339,732,551
    Repurchase agreements                   --
    Cash                                    --
    Interest receivable              1,316,154
    Prepaid expenses                     1,905
                           -------------------
        Total assets               341,050,610
                           -------------------
LIABILITIES
    Management fee
      payable (Note 2)                  45,556
    Payable for
      when-issued
      securities                    23,070,673
    Accrued expenses                       743
                           -------------------
        Total liabilities           23,116,972
                           -------------------
NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $       317,933,638
                           ===================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  --------------  ---------------  --------------
INCOME
    Interest and
      dividends            $  42,719,434   $   4,738,649   $   5,881,061   $  13,143,347   $  28,699,143    $   4,526,948
                           -------------   -------------   -------------   -------------   -------------    -------------
EXPENSES
    Management fees (Note
      2)                       1,533,883         170,047         226,059         488,442       1,049,793          238,036
    Audit                         19,307           8,141          11,888          17,383          18,760           14,968
    Transaction fees               4,910           2,148           2,073           2,990           3,240            3,539
    Legal                          6,964             627           1,148           1,822           6,064            1,306
    Insurance                     17,655           4,570           2,429          16,782          11,087            3,094
    Trustees fees and
      expenses                    29,803           2,685           4,913           7,799          25,953            5,590
    Line of credit fee            44,566           4,014           7,347          11,662          38,807            8,360
    Public ratings fee                --          17,363           3,628           3,876              --               --
    Compliance fees and
      expenses                    21,496           1,884           3,356          21,015          17,479            3,838
    Miscellaneous                  8,592           2,508           3,112           3,324           3,239            1,311
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total expenses         1,687,176         213,987         265,953         575,095       1,174,422          280,042
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INVESTMENT INCOME         41,032,258       4,524,662       5,615,108      12,568,252      27,524,721        4,246,906

NET REALIZED GAIN (LOSS)
  ON INVESTMENTS                 (50,961)          8,519           1,387              --         (38,719)              --
                           -------------   -------------   -------------   -------------   -------------    -------------
NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $  40,981,297   $   4,533,181   $   5,616,495   $  12,568,252   $  27,486,002    $   4,246,906
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         CASH PORTFOLIO                           PRIME PORTFOLIO
                             --------------------------------------    --------------------------------------
                                SIX MONTHS                                SIX MONTHS
                                   ENDED             YEAR ENDED              ENDED             YEAR ENDED
                               JUNE 30, 2006        DECEMBER 31,         JUNE 30, 2006        DECEMBER 31,
                                (UNAUDITED)             2005              (UNAUDITED)             2005
                             -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income    $     41,032,258     $     58,067,983     $      4,524,662     $      6,218,462
    Net realized gain
      (loss) on
      investments                     (50,961)             (75,169)               8,519              (17,873)
                             ----------------     ----------------     ----------------     ----------------
        Net increase in
          net assets from
          operations               40,981,297           57,992,814            4,533,181            6,200,589
                             ----------------     ----------------     ----------------     ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               8,152,920,293       14,835,974,593            2,224,811           77,520,094
    Withdrawals                (8,185,959,329)     (15,003,383,054)          (6,030,288)        (280,848,926)
                             ----------------     ----------------     ----------------     ----------------
        Net increase
          (decrease) from
          investors'
          transactions            (33,039,036)        (167,408,461)          (3,805,477)        (203,328,832)
                             ----------------     ----------------     ----------------     ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                     7,942,261         (109,415,647)             727,704         (197,128,243)
NET ASSETS
    Beginning of period         1,951,405,676        2,060,821,323          201,855,948          398,984,191
                             ----------------     ----------------     ----------------     ----------------
    End of period            $  1,959,347,937     $  1,951,405,676     $    202,583,652     $    201,855,948
                             ================     ================     ================     ================

                                     TREASURY PORTFOLIO
                           --------------------------------------
                              SIX MONTHS
                                 ENDED             YEAR ENDED
                             JUNE 30, 2006        DECEMBER 31,
                              (UNAUDITED)             2005
                           -----------------    -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      5,615,108     $      7,384,927
    Net realized gain
      (loss) on
      investments                     1,387               (2,993)
                           ----------------     ----------------
        Net increase in
          net assets from
          operations              5,616,495            7,381,934
                           ----------------     ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               300,331,869          456,025,604
    Withdrawals                (246,793,773)        (536,652,671)
                           ----------------     ----------------
        Net increase
          (decrease) from
          investors'
          transactions           53,538,096          (80,627,067)
                           ----------------     ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  59,154,591          (73,245,133)
NET ASSETS
    Beginning of period         238,369,466          311,614,599
                           ----------------     ----------------
    End of period          $    297,524,057     $    238,369,466
                           ================     ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO
                             ------------------------------------    ------------------------------------
                                SIX MONTHS                              SIX MONTHS
                                  ENDED             YEAR ENDED            ENDED             YEAR ENDED
                              JUNE 30, 2006        DECEMBER 31,       JUNE 30, 2006        DECEMBER 31,
                               (UNAUDITED)             2005            (UNAUDITED)             2005
                             ----------------    ----------------    ----------------    ----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income    $    12,568,252     $    46,994,237     $    27,524,721     $    37,811,129
    Net realized loss on
      investments                         --                  --             (38,719)            (13,281)
                             ---------------     ---------------     ---------------     ---------------
        Net increase in
          net assets from
          operations              12,568,252          46,994,237          27,486,002          37,797,848
                             ---------------     ---------------     ---------------     ---------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions              5,684,075,333      16,515,775,003       2,785,369,319       5,523,129,189
    Withdrawals               (6,172,870,300)    (17,237,928,487)     (3,111,438,453)     (5,311,226,842)
                             ---------------     ---------------     ---------------     ---------------
        Net increase
          (decrease) from
          investors'
          transactions          (488,794,967)       (722,153,484)       (326,069,134)        211,902,347
                             ---------------     ---------------     ---------------     ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (476,226,715)       (675,159,247)       (298,583,132)        249,700,195
NET ASSETS
    Beginning of period        1,262,607,173       1,937,766,420       1,316,068,767       1,066,368,572
                             ---------------     ---------------     ---------------     ---------------
    End of period            $   786,380,458     $ 1,262,607,173     $ 1,017,485,635     $ 1,316,068,767
                             ===============     ===============     ===============     ===============

                                   MUNICIPAL PORTFOLIO
                           ------------------------------------
                              SIX MONTHS
                                ENDED             YEAR ENDED
                            JUNE 30, 2006        DECEMBER 31,
                             (UNAUDITED)             2005
                           ----------------    ----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     4,246,906     $     5,603,866
    Net realized loss on
      investments                       --                  --
                           ---------------     ---------------
        Net increase in
          net assets from
          operations             4,246,906           5,603,866
                           ---------------     ---------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions              461,834,513         620,764,875
    Withdrawals               (407,357,576)       (684,853,568)
                           ---------------     ---------------
        Net increase
          (decrease) from
          investors'
          transactions          54,476,937         (64,088,693)
                           ---------------     ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 58,723,843         (58,484,827)
NET ASSETS
    Beginning of period        259,209,795         317,694,622
                           ---------------     ---------------
    End of period          $   317,933,638     $   259,209,795
                           ===============     ===============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    RATIOS TO AVERAGE
                                                        NET ASSETS
                                                   --------------------    NET ASSETS
PERIODS ENDED JUNE 30 2006 (UNAUDITED)                          NET          END OF
AND DECEMBER 31, 2005,                    TOTAL              INVESTMENT      PERIOD
2004, 2003, 2002, 2001                  RETURN(A)  EXPENSES    INCOME    (000S OMITTED)
----------------------                  ---------  --------  ----------  --------------
CASH PORTFOLIO
    2006                                   2.28%     0.19%       4.55%     $1,959,348
    2005                                   3.06%     0.14%(B)     3.00%     1,951,406
    2004                                   1.25%     0.16%(B)     1.16%     2,060,821
    2003                                   1.17%     0.18%       1.16%      4,454,334
    2002                                   1.87%     0.18%       1.87%      5,768,493
    2001                                   4.26%     0.18%       3.83%      4,992,093

PRIME PORTFOLIO
    2006                                   2.29%     0.21%       4.52%        202,584
    2005                                   3.00%     0.22%       2.90%        201,856
    2004                                   1.26%     0.20%       1.40%        398,984
    2003(1)                                0.45%     0.22%       0.84%        200,183

TREASURY PORTFOLIO
    2006                                   2.14%     0.20%       4.23%        297,524
    2005                                   2.83%     0.19%       2.75%        238,369
    2004                                   1.03%     0.19%       1.03%        311,615
    2003                                   0.87%     0.19%       0.89%        301,603
    2002                                   1.55%     0.18%       1.57%        362,188
    2001                                   3.80%     0.18%       3.60%        586,494

TREASURY PLUS PORTFOLIO
    2006                                   2.25%     0.20%       4.35%        786,380
    2005                                   3.05%     0.18%       2.95%      1,262,607
    2004                                   1.15%     0.18%       1.18%      1,937,766
    2003                                   0.92%     0.18%       0.90%      1,341,028
    2002                                   1.52%     0.19%       1.53%        341,947
    2001                                   3.72%     0.18%       3.64%        235,597

U.S. GOVERNMENT SECURITIES PORTFOLIO
    2006                                   2.25%     0.19%       4.45%      1,017,486
    2005                                   3.02%     0.18%       3.03%      1,316,069
    2004                                   1.26%     0.18%       1.32%      1,066,369
    2003                                   1.09%     0.18%       1.06%        495,624
    2002                                   1.76%     0.18%       1.77%        451,193
    2001                                   4.03%     0.18%       3.70%        480,608

MUNICIPAL PORTFOLIO
    2006                                   1.69%     0.20%       3.04%        317,934
    2005                                   2.18%     0.19%       2.13%        259,210
    2004                                   1.00%     0.18%       1.01%        317,695
    2003                                   0.81%     0.19%       0.80%        249,393
    2002                                   1.24%     0.19%       1.23%         96,413
    2001(2)                                1.50%     0.23%       1.87%        124,727

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total returns for periods of less than one year are not annualized.

(B) The adviser waived a portion of the expenses. Without this waiver, the net expense ratio would have been 0.18% for the years ended December 31, 2005 and 2004.

(1)  Commenced Operations June 20, 2003.

(2)  Commenced Operations April 19, 2001.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank,

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

       serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Lehman Brothers Asset Management LLC serves as the sub-adviser to the Cash Portfolio, Government Portfolio, and the Prime Portfolio. For its services as investment sub-adviser, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%.

       M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

       ABN AMRO Asset Management, Inc. serves as sub-adviser to the Municipal Portfolio. For its services, ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.12% on the first $75,000,000 in assets, 0.10% on the next $75,000,000 in assets; and 0.08%
       on assets exceeding $150,000,000.

       The Portfolios do not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the six months ended June 30, 2006 were aggregated as follows:

                                                                   COMBINED
                                                                MATURITIES AND
                                                  PURCHASES          SALES
                                               ---------------  ---------------
         Cash Portfolio......................  $24,970,833,443  $24,965,737,048
         Prime Portfolio.....................      547,468,775      546,955,440
         Treasury Portfolio..................      799,726,359      742,001,440
         Treasury Plus Portfolio.............   71,358,252,738   71,834,436,504
         U.S. Government Portfolio...........   23,358,358,462   23,657,806,209
         Municipal Portfolio.................      840,056,269      758,517,618

(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual Portfolio will have access to the entire $150 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Portfolios had no borrowings during the six months ended June 30, 2006.

                           MERRIMAC MASTER PORTFOLIO
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees of the Merrimac Master Portfolio (the "Master Trust"), and by a separate vote, the Independent Trustees of the Master Trust, approved the continuance of the Investment Adviser Agreements between the Master Trust and Investors Bank & Trust Company -- Advisory Division (the "Adviser") with respect to each Portfolio and the Investment Sub-Adviser Agreements with respect to each Portfolio at a meeting held on May 4, 2006.

In determining whether to approve the continuation of the Investment Adviser Agreements and the Investment Sub-Adviser Agreements for the Portfolios, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Adviser Agreements and of the Investment Sub-Adviser Agreements was in the best interests of each of the Portfolios, the Funds and their respective shareholders. The materials provided to the Independent Trustees included: copies of the Agreements; an advisory profitability analysis of Investors
Bank & Trust Company -- Advisory Division (the "Adviser"); comparative performance data for each series of the Trust; comparative fee and expense data for each series of the Trust; completed informational questionnaires from each Sub-Adviser, which included the Form ADV, annual financial reports and information about the Sub-Adviser's structure and personnel, investment management program and compliance monitoring practices; and information about the Adviser's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Adviser Agreements and the Investment Sub-Adviser Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to each Portfolio. The Independent Trustees also reviewed the proposed continuation of each Investment Adviser Agreement and each Investment Sub-Adviser Agreement with respect to each of the Portfolios in a private session with counsel at which no representatives of management were present.

In deciding to renew the Investment Adviser Agreements with the Adviser and the Investment Sub-Adviser Agreements with each of LBAM LLC, ABN AMRO and M&I (collectively the 'Sub-Advisers'), the Trustees of the Master Trust considered and evaluated a number of factors, including the following: the nature, extent and quality of the Adviser's and each Sub-Adviser's services, including with respect to the Adviser, its monitoring of the performance and expense ratio of each Portfolio; the investment performance of each Fund relative to comparable mutual funds; the expense ratio of each Fund relative to comparable mutual funds; the fees charged by the Adviser for the services provided to the Portfolios relative to the fees charged by other investment managers for comparable services; the qualifications and experience of the professional staff of the Adviser and each Sub-Adviser; the nature and quality of each Sub-Adviser's compliance systems and the Adviser's activities in monitoring such systems; the financial condition of the Adviser and each Sub-Adviser; the profitability to the Adviser of its relationship with the Funds and the Portfolios; any potential economies of scale; any conflicts of interest; and the terms of the Investment Adviser and Investment Sub-Adviser Agreements. In reapproving each Investment Adviser and Investment Sub-Adviser Agreement, no single factor was determinative, and each Trustee attributed different weights to different factors. Information provided throughout the year by the Adviser and the Sub-Advisers was also considered as part of the deliberative process. The Independent Trustees were advised by independent legal counsel throughout the process.

In considering the nature, extent and quality of services of the Adviser, the Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its personnel, as well as current staffing levels. The Board discussed the Adviser's effectiveness in monitoring the performance of the Sub-Advisers and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser's management through Board meetings, discussions and reports during the preceding year. The Board took into account the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Adviser's compliance policies and procedures, noting the high quality of such services to the Master Trust and the Funds. The Board also considered the Adviser's administrative capabilities, including its ability to supervise the other service providers to the Funds and the Portfolios and oversight of the Portfolios' and Funds' day-to-day operations. The Board considered the fees paid to the Adviser and the services provided to the Portfolios by the Adviser under the Investment Adviser Agreements, as well as other services provided by the Adviser and other divisions of Investors Bank & Trust Company ("IBT") and their affiliates under other agreements, and the personnel who provide these services. The Board noted that in addition to the investment advisory services provided to each Portfolio, IBT and its affiliates provide administrative and custody services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and Portfolios. The Board noted the level of service provided by IBT to the Master Trust and the Funds, including administrative and fund accounting. The Trustees also took into account the Adviser's performance of substantially similar duties for other portfolios of the Master Trust and the Funds. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Investment Adviser Agreements.

The Board compared the performance and advisory fees and total expense ratios for the Funds that invest in the Portfolios with various comparative data, including the industry average returns, advisory fees and expense ratios in each Fund's respective fund universe ("peer group"). Each Fund's performance and expense information was generally representative of the fees and performance of the respective Portfolio in which it invests, and therefore relevant to the Trustees' conclusions regarding the Portfolios' expenses and performance. The Trustees also noted that they review on a quarterly basis detailed information about the Portfolios' and Funds' performance results, portfolio composition and investment strategies.

                           MERRIMAC MASTER PORTFOLIO
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Board noted that the fees under the Investment Sub-Adviser Agreement for each Portfolio are paid by the Adviser out of the advisory fee it receives from the Portfolios and the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the expense ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Adviser. The Independent Trustees also discussed the fee structure in terms of the Master Trust as they relate to the feeder funds (the Trust and the Merrimac Funds trust).

CASH SERIES. For the one-year period ended December 31, 2005, the Fund's net returns were above the average of its peer group. The Fund's advisory fee and total expenses (net of expense waivers) for the same period were below the average of its peer group. The Board noted that during part of the year the Adviser waived a portion of its advisory fees for the Portfolio. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable.

PRIME SERIES. For the one-year period ended December 31, 2005, the Fund's net returns were below the average of its peer group. The Fund's advisory fee and total expenses for the same period were above the average of its peer group. The Trustees noted the improvement in the Fund's recent performance. The Trustees also noted the relatively small difference in performance returns and expense ratios generally among the peer group. Based upon their review of various factors, the Trustees concluded that the Fund's performance and its advisory fees were reasonable in view of the high quality of services received by the Portfolio and the Fund.

TREASURY SERIES. For the one-year period ended December 31, 2005, the Fund's net returns were above the average of its peer group. The Fund's advisory fee and its total expenses for the same period were below the average of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable.

TREASURY PLUS SERIES. For the one-year period ended December 31, 2005, the Fund's net returns were above the average of its peer group. The Fund's advisory fee for the same period was above the average of its peer group and its total expenses for the same period were below the average of its peer group. Based upon their review of various factors, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable in view of the high quality of services received by the Portfolio and the Fund.

U.S. GOVERNMENT SERIES. For the one-year period ended December 31, 2005, the Fund's net returns were above the average of its peer group. The Fund's advisory fee for the same period was above the average of its peer group and its total expenses for the same period were below the average of its peer group. The Trustees noted the improvement in the Fund's recent performance. Based upon their review of various factors, the Trustees concluded that the Fund's performance and its advisory fees were reasonable in view of the high quality of services received by the Portfolio and the Fund.

MUNICIPAL SERIES. For the one-year period ended December 31, 2005, the Fund's net returns were above the average of its peer group. The Fund's advisory fee for the same period was above the average of its peer group and its total expenses for the same period were below the average of its peer group. Based upon their review of various factors, the Trustees concluded that the Fund's performance was satisfactory and its advisory fees were reasonable in view of the high quality of services received by the Portfolio and the Fund.

The Board also took into consideration the financial condition and profitability of the Adviser and the other divisions of IBT and the direct and indirect benefits derived by the Adviser and other divisions of IBT and their affiliates from the Adviser's relationship with the Portfolios and the Funds. The Board considered the fact that IBT provides shareholder servicing, custody and administrative services to the Portfolios and the Funds. The information considered by the Board included operating profit margin information before tax expenses for IBT's advisory business. The Trustees determined that the Adviser had the financial wherewithal to continue to provide a high level of services to the Portfolios and the Funds. The Trustees also considered that IBT received Rule 12b-1 distribution fees from the Funds. The Trustees also discussed the shareholder servicing fees paid by the Funds. The Trustees also noted that the Adviser and IBT, overall, derive reputational and other benefits from their association with the Portfolios and the Funds. The Trustees also noted that the Adviser pays the sub-advisory fees out of the advisory fee. The Adviser also pays from the Portfolios' advisory fees the cost of fund accounting, transfer agency, custody and fund administration services for the Portfolios (excluding transaction costs and out-of-pocket charges related to such services). Recognizing the performance of the Portfolios and the Funds and the high quality of services provided by the Adviser, the Trustees noted that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Portfolio and Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser's level of profitability from its relationship with each Portfolio and Fund was reasonable.

The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Portfolios to participate in any economies of scale. Among other things, the Board noted that the Portfolios' contractual advisory fees are generally below the average of the funds in their respective peer groups. The Board also considered the fact that the Adviser pays the sub-advisory fee out of its advisory fee. The Board also noted the asset levels of the Funds. The Board determined that the current investment advisory fee structure for each Fund was reasonable.

                           MERRIMAC MASTER PORTFOLIO
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

In evaluating the nature, extent and quality of each Sub-Adviser's services, the Board considered information provided by the Adviser and the Sub-Advisers regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Advisers to discuss their respective performance and investment process and strategies. The Board considered each Sub-Adviser's level of knowledge. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to each Portfolio and the respective Sub-Adviser's level of staffing. The Trustees also noted each Sub-Adviser's brokerage practices. The Board also considered each Sub-Adviser's regulatory and compliance history. The Board noted that the Adviser's compliance monitoring processes include reviews of compliance reports and compliance visits to the Sub-Adviser and that compliance issues are reported to the Board. The Board also discussed the financial condition of each Sub-Adviser.

The Board compared the sub-advisory fees for each Portfolio with the fees that each Sub-Adviser charges to comparable clients, to the extent available. The Board considered that the Portfolio pays an advisory fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-Adviser. The Board also noted that the Adviser negotiates the Investment Sub-Advisory Agreements and the fees thereunder at arm's length. The Board noted that for these reasons the cost to each of the Sub-Advisers for providing services and its profitability from its relationship with the Fund were less significant factors in the Trustees' consideration of the renewal of the Investment Sub-Advisory Agreements. For similar reasons, potential economies of scale in the sub-advisory fees were also less significant to the Trustees' deliberations, although it was noted that the Municipal Portfolio has breakpoints at the sub-advisory fee level.

As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and noted that the Board reviews on a quarterly basis information about the Fund and Portfolio's performance results, portfolio composition and investment strategies. The Board noted the Adviser's expertise and resources in monitoring the performance and investment process of each Sub-Adviser. The Board was mindful of the Adviser's focus on the Sub-Adviser's performance.

Based upon these and related factors and considerations, the Trustees collectively concluded, in addition to those conclusions indicated above, that:
(i) the Adviser possesses the capability and resources to perform the duties required of it under the Investment Adviser Agreements; (ii) each Sub-Adviser is qualified to manage the assets of its Portfolio or Portfolios in accordance with the Portfolio's investment objectives and policies; (iii) the Adviser and each Sub-Adviser maintain appropriate compliance programs; (iv) the performance of each Portfolio is satisfactory or reasonable in relation to the performance of funds with similar investment objectives (v) the fees paid by each Portfolio for investment advisory services are reasonable in relation to those paid by similar mutual funds for similar services; and (vi) approval of the Investment Adviser Agreements with the Adviser and the Investment Sub-Adviser Agreements with each Sub-Adviser is in the best interests of each of the Portfolios, the Funds and their respective shareholders.

                                MERRIMAC SERIES
                        SHAREHOLDER EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of a Merrimac Series fund, you incur ongoing operational costs, including management fees and other fund expenses. The annualized expense ratio reflects the feeder funds' proportional allocation of the Master Portfolio's expenses as well as expenses that are specific to the feeder (See Note 1 to the Merrimac Series Financial Statements). The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Merrimac fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES The first line under each fund class name in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under each fund class name in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                           EXPENSES PAID
                                     BEGINNING            ENDING                           DURING PERIOD
                                   ACCOUNT VALUE      ACCOUNT VALUE      ANNUALIZED      (JANUARY 1 THROUGH
                                  JANUARY 1, 2006     JUNE 30, 2006     EXPENSE RATIO      JUNE 30, 2006)
                                  ----------------    --------------    -------------    ------------------
MERRIMAC CASH SERIES
PREMIUM CLASS
    Actual....................          $1,000.00         $1,022.60             0.21%                 $1.05
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.75             0.21%                  1.05
RESERVE CLASS
    Actual....................           1,000.00          1,022.20             0.31%                  1.55
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.26             0.31%                  1.56
INSTITUTIONAL CLASS
    Actual....................           1,000.00          1,021.40             0.47%                  2.36
    Hypothetical (5% return
      before expenses)........           1,000.00          1,022.46             0.47%                  2.36
NOTTINGHAM CLASS
    Actual....................           1,000.00          1,022.70             0.21%                  1.05
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.75             0.21%                  1.05
INVESTMENT CLASS
    Actual....................           1,000.00          1,020.90             0.56%                  2.81
    Hypothetical (5% return
      before expenses)........           1,000.00          1,022.02             0.56%                  2.81
MERRIMAC PRIME SERIES
PREMIUM CLASS
    Actual....................           1,000.00          1,022.60             0.24%                  1.20
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.60             0.24%                  1.20
RESERVE CLASS
    Actual....................           1,000.00          1,022.10             0.34%                  1.70
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.11             0.34%                  1.71
INSTITUTIONAL CLASS
    Actual....................           1,000.00          1,021.30             0.49%                  2.46
    Hypothetical (5% return
      before expenses)........           1,000.00          1,022.36             0.49%                  2.46
NOTTINGHAM CLASS
    Actual....................           1,000.00          1,022.60             0.24%                  1.20
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.60             0.24%                  1.20
INVESTMENT CLASS
    Actual....................           1,000.00          1,020.80             0.59%                  2.96
    Hypothetical (5% return
      before expenses)........           1,000.00          1,021.87             0.59%                  2.96
MERRIMAC TREASURY SERIES
PREMIUM CLASS
    Actual....................           1,000.00          1,021.00             0.24%                  1.20

                                MERRIMAC SERIES
                        SHAREHOLDER EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           EXPENSES PAID
                                     BEGINNING            ENDING                           DURING PERIOD
                                   ACCOUNT VALUE      ACCOUNT VALUE      ANNUALIZED      (JANUARY 1 THROUGH
                                  JANUARY 1, 2006     JUNE 30, 2006     EXPENSE RATIO      JUNE 30, 2006)
                                  ----------------    --------------    -------------    ------------------
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.60             0.24%                  1.20
RESERVE CLASS
    Actual....................           1,000.00          1,020.50             0.34%                  1.70
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.21             0.34%                  1.71
INSTITUTIONAL CLASS
    Actual....................           1,000.00          1,019.70             0.49%                  2.45
    Hypothetical (5% return
      before expenses)........           1,000.00          1,022.36             0.49%                  2.46
NOTTINGHAM CLASS
    Actual....................           1,000.00          1,021.00             0.24%                  1.20
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.60             0.24%                  1.20
INVESTMENT CLASS
    Actual....................           1,000.00          1,019.20             0.59%                  2.95
    Hypothetical (5% return
      before expenses)........           1,000.00          1,021.87             0.59%                  2.96
MERRIMAC TREASURY PLUS SERIES
PREMIUM CLASS
    Actual....................           1,000.00          1,022.20             0.23%                  1.15
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.65             0.23%                  1.15
RESERVE CLASS
    Actual....................           1,000.00          1,021.70             0.33%                  1.65
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.16             0.33%                  1.66
INSTITUTIONAL CLASS
    Actual....................           1,000.00          1,020.90             0.48%                  2.41
    Hypothetical (5% return
      before expenses)........           1,000.00          1,022.41             0.48%                  2.41
NOTTINGHAM CLASS
    Actual....................           1,000.00          1,022.20             0.23%                  1.15
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.65             0.23%                  1.15
INVESTMENT CLASS
    Actual....................           1,000.00          1,020.40             0.58%                  2.91
    Hypothetical (5% return
      before expenses)........           1,000.00          1,021.92             0.58%                  2.91
MERRIMAC U.S. GOVERNMENT
  SERIES
PREMIUM CLASS
    Actual....................           1,000.00          1,022.30             0.21%                  1.05
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.75             0.21%                  1.05
RESERVE CLASS
    Actual....................           1,000.00          1,021.80             0.31%                  1.55
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.26             0.31%                  1.56
INSTITUTIONAL CLASS
    Actual....................           1,000.00          1,021.10             0.46%                  2.31
    Hypothetical (5% return
      before expenses)........           1,000.00          1,022.51             0.46%                  2.31
NOTTINGHAM CLASS
    Actual....................           1,000.00          1,022.30             0.20%                  1.00
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.80             0.20%                  1.00
INVESTMENT CLASS
    Actual....................           1,000.00          1,020.60             0.56%                  2.81
    Hypothetical (5% return
      before expenses)........           1,000.00          1,022.02             0.56%                  2.81
MERRIMAC MUNICIPAL SERIES
PREMIUM CLASS
    Actual....................           1,000.00          1,016.70             0.22%                  1.10
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.70             0.22%                  1.10
RESERVE CLASS
    Actual....................           1,000.00          1,015.70             0.32%                  1.60
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.21             0.32%                  1.61
INSTITUTIONAL CLASS
    Actual....................           1,000.00          1,014.20             0.47%                  2.35
    Hypothetical (5% return
      before expenses)........           1,000.00          1,022.46             0.47%                  2.36
NOTTINGHAM CLASS
    Actual....................           1,000.00          1,016.70             0.22%                  1.10


                                MERRIMAC SERIES
                        SHAREHOLDER EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           EXPENSES PAID
                                     BEGINNING            ENDING                           DURING PERIOD
                                   ACCOUNT VALUE      ACCOUNT VALUE      ANNUALIZED      (JANUARY 1 THROUGH
                                  JANUARY 1, 2006     JUNE 30, 2006     EXPENSE RATIO      JUNE 30, 2006)
                                  ----------------    --------------    -------------    ------------------
    Hypothetical (5% return
      before expenses)........           1,000.00          1,023.70             0.22%                  1.10
INVESTMENT CLASS
    Actual....................           1,000.00          1,013.20             0.57%                  2.85
    Hypothetical (5% return
      before expenses)........           1,000.00          1,021.97             0.57%                  2.86

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov.

Each Series of the Merrimac Series invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2005 to June 30, 2006.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

ITEM  2. CODE OF ETHICS.

         Not applicable to this filing.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this filing.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this filing.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable to this filing.

ITEM  6. SCHEDULE OF INVESTMENTS.

         Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this registrant.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable to this filing.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("The 1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

         (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Merrimac Series
            -------------------------------------------------------------------

                By: /s/ Paul J. Jasinski
                    -----------------------------------------------------------
                    Paul J. Jasinski, President and Principal Executive Officer

Date: August 22, 2006
      ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

                By: /s/ Paul J. Jasinski
                    -----------------------------------------------------------
                    Paul J. Jasinski, President and Principal Executive Officer

Date: August 22, 2006
      ----------------------------------

                By: /s/ John F. Pyne
                    -----------------------------------------------------------
                    John F. Pyne, Treasurer and Principal
                    Financial Officer

Date: August 22, 2006
      ----------------------------------